UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07732

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: March 31, 2013

Date of reporting period: September 30, 2012

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMI-ANNUAL REPORT

AllianceBernstein

Global High Income Fund

September 30, 2012

Semi-Annual Report

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein’s website at www.alliancebernstein.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AllianceBernstein publishes full portfolio holdings for the Fund monthly at www.alliancebernstein.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AllianceBernstein family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the manager of the funds.

AllianceBernstein® and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

November 20, 2012

Semi-Annual Report

This report provides management’s discussion of fund performance for AllianceBernstein Global High Income Fund, Inc. (the “Fund”) for the semi-annual reporting period ended September 30, 2012. The Fund is a closed-end fund that trades under the New York Stock Exchange symbol “AWF.”

Investment Objective and Policies

The Fund seeks high current income, and secondarily, capital appreciation. The Fund invests without limit in securities denominated in non-U.S. currencies as well as those denominated in the U.S. dollar. The Fund may also invest, without limit, in sovereign debt securities issued by emerging and developed nations and in debt securities of U.S. and non-U.S. corporate issuers. For more information regarding the Fund’s risks, please see “A Word About Risk” on pages 4-5 and “Note E—Risks Involved in Investing in the Fund” of the Notes to Financial Statements on pages 63–83.

Investment Results

The table on page 6 shows the Fund’s performance compared with its composite benchmark, composed of equal weightings of the JPMorgan Government Bond Index-Emerging Markets (“JPM GBI-EM”) (local currency-denominated), the JPMorgan Emerging Markets Bond Index Global (“JPM EMBI Global”), and the Barclays Capital (“BC”) U.S. Corporate High Yield (“HY”) 2% Issuer Capped Index, for the six- and 12-month periods ended September 30, 2012. Individual performance for each of these indices is also included for both time periods.

The Fund delivered positive absolute returns and outperformed its composite benchmark for the six- and 12-month periods. For the six-month period, an underweight to local emerging market debt, which underperformed, contributed positively, while an overweight to U.S. high-yield corporates and an underweight to U.S. dollar-denominated emerging market debt detracted. Exposure to non-benchmark sectors, specifically U.S. investment-grade corporates, non-agency mortgages and high-yield bank loans, all contributed positively. Overall security selection in the Fund’s high-yield holdings as well as selection in asset-backed and commercial mortgage-backed securities (“CMBS”) positions, contributed positively. Within the Fund’s high-yield corporate holdings, selection within consumer non-cyclicals, basic and capital goods sectors helped performance relative to the composite benchmark.

For the 12-month period, an overweight to high-yield corporates, which rallied strongly during the year, and an underweight to local emerging market debt, contributed positively against the composite benchmark. Within the Fund’s emerging market debt exposure, an overweight to the Ivory Coast contributed positively, while an underweight to Venezuela detracted. A long maturity position in Turkey, as well as corporate holdings in Mexico, boosted performance. Exposure to non-benchmark sectors was mixed, as positions in non-agency mortgages contributed positively, while exposure

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	1

to investment grade corporates, CMBS, asset-backed securities and high-yield bank loans detracted. Overall security selection was a strong positive. Within high-yield corporate positions, selection within the Fund’s consumer non-cyclical, basic, capital goods and media communication holdings were all positive relative to the composite benchmark. Security selection in finance and airlines holdings detracted for the 12-month period.

The Fund’s use of leverage was a positive contributor for both periods; the Fund utilized leverage through reverse repurchase agreements at favorable rates, and was able to reinvest the proceeds into higher yielding securities. Within the Fund’s derivative positions, credit default swaps were utilized as both a hedge against cash positions and to add credit exposure, which contributed to performance during both periods. Currency options were utilized to hedge against market conditions of various countries, as well as equity derivatives as a hedge against the high-yield market, which helped relative performance during both periods. The Fund utilized currency forwards during both periods for both hedging and investment purposes. Overall currency positioning detracted for both periods. The Fund also utilized interest rate swaps to manage overall yield curve positioning and to offset credit exposure during both periods, which supported the Fund’s strong absolute returns.

Market Review and Investment Strategy

Volatility continued during the six-month period ended September 30, 2012, as global markets remained correlated with ongoing European debt sentiment and perceptions of the overall health of the global economy. Swings between “risk-on” and “risk off” reflected uncertainty created by the protracted sovereign-debt crisis in Europe, a looming fiscal-policy crisis in the U.S., and questions as to whether emerging market economies, such as China and Brazil, were headed for a hard or soft economic landing.

Early in the six-month period, the pendulum swung to “risk off” as the European debt crisis intensified, growth in China moderated and the pace of U.S. economic growth showed signs of slowing. Government yields fell dramatically, with U.S. Treasury and German bund yields setting new record lows. Global risk aversion eased in the third quarter of 2012, helped by the European Central Bank’s announcement of a bond purchase program to support financial market stability in the euro area. A third round of quantitative easing by the U.S. Federal Reserve was also positive for broad-market sentiment. Fed officials additionally indicated that the current low interest-rate regime would likely last until the middle of 2015; previously, it had been expected to run until the end of 2014.

For the six-month period, risk assets gained in value and corporate bond spreads narrowed. The Fund continued to be overweight corporate high yield debt and underweight both U.S. dollar-denominated and local emerging market debt. In the Fund’s

2	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Management Team’s (the “Team’s”) view, corporate high-yield bonds presented the best risk/return opportunity in the global high-yield space. Risk premiums in high-yield corporates were attractive, given both positive fundamentals and strong technicals. Demand for high-yield remained strong as investors reached for yield in a historically low interest rate environment. The Team continued to favor high-yield securities that appeared undervalued, particularly financials. The Team also continued to generally favor U.S. corporates over European corporates and remained cautious on peripheral Europe.

Within emerging market hard currency sovereign debt, the Fund was underweight the sector as a whole, but employed a well-diversified mix of sovereign, quasi-sovereign and corporate issues to add value. Although emerging market fundamentals in investment-grade countries were generally favorable, their lower relative yields did not make them attractive in the Team’s view. Conversely, opportunities were limited in higher-yielding non-investment grade countries amid fundamental and political concerns. In the emerging market space, the Team continued to see emerging market central banks taking steps to counteract slower growth. Politics continue to be a source of uncertainty in many emerging market economies. As such, the Team is closely monitoring the aftermath of the elections in Venezuela as well as the Ukraine. Overall exposure to emerging market currencies within the Fund remained very low, as a more uncertain outlook for global growth justified the Team’s caution.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	3

DISCLOSURES AND RISKS

Benchmark Disclosure

The unmanaged JPM® GBI-EM, the JPM® EMBI Global, and the BC U.S. Corporate HY 2% Issuer Capped Index do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The JPM GBI-EM represents the performance of local currency government bonds issued by emerging markets. The JPM EMBI Global (market-capitalization weighted) represents the performance of U.S. dollar-denominated Brady bonds, Eurobonds, and trade loans issued by sovereign and quasi-sovereign entities. The BC HY 2% Issuer Capped Index is the 2% Issuer Capped component of the U.S. Corporate High Yield Index, which represents the performance of fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity. An investor cannot invest directly in an index, and its results are not indicative of the performance of any specific investment, including the Fund.

A Word About Risk

Market Risk: The value of the Fund’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

Interest Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Below Investment Grade Securities: Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater if the Fund invests a significant portion of its assets in fixed-income securities with longer maturities.

Foreign (Non-U.S.) Risk: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Emerging Market Risk: Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

(Disclosures, Risks and Note about Historical Performance continued on next page)

4	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Disclosures and Risks

DISCLOSURES AND RISKS

(continued from previous page)

Leverage Risk: To the extent the Fund uses leveraging techniques, its net asset value (“ NAV”) may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund’s investments.

Diversification Risk: The Fund may have more risk because it is “non-diversified”, meaning that it can invest more of its assets in a smaller number of issuers and that adverse changes in the value of one security could have a more significant effect on the Fund’s NAV.

Derivatives Risk: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. AllianceBernstein L.P. (the “Adviser”) will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

These risks are fully discussed in the Fund’s prospectus.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. All fees and expenses related to the operation of the Fund have been deducted. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

AllianceBernstein Global High Income Fund Shareholder Information

The Fund’s NYSE trading symbol is “AWF.” Weekly comparative NAV and market price information about the Fund is published each Saturday in Barron’s and in other newspapers in a table called “Closed End Funds”. Daily NAVs and market price information, and additional information regarding the Fund, is available at www.alliancebernstein.com and www.nyse.com. For additional shareholder information regarding this Fund, please see page 89.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	5

Disclosures and Risks

HISTORICAL PERFORMANCE

THE FUND VS. ITS BENCHMARKS PERIODS ENDED SEPTEMBER 30, 2012	Returns
	6 Months	12 Months
AllianceBernstein Global High Income Fund (NAV)	7.92%	22.88%

Composite Benchmark: 33% JPM GBI-EM /33% JPM EMBI Global/33% BC U.S. Corporate HY 2% Issuer Capped Index	6.91%	18.62%

JPM GBI-EM	4.71%	15.44%

JPM EMBI Global	9.39%	20.59%

BC U.S. Corporate HY 2% Issuer Capped Index	6.40%	19.35%

The Fund’s market price per share on September 30, 2012 was $15.88. The Fund’s NAV per share on September 30, 2012 was $15.35. For additional financial highlights, please see pages 84–85.

See Disclosures, Risks and Note about Historical Performance on pages 4–5.

6	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Historical Performance

PORTFOLIO SUMMARY

September 30, 2012 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $1,317.6

*	All data are as of September 30, 2012. The Fund’s security type is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” securities type weightings represents 0.6% or less in the following security types: Common Stock Governments – Sovereign Bonds, Inflation-Linked Securities, Local Governments – Municipal Bonds, Local Governments – Regional Bonds, Options Purchased – Puts, Supranationals and Warrants.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	7

Portfolio Summary

PORTFOLIO SUMMARY

September 30, 2012 (unaudited)

*	All data are as of September 30, 2012. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.8% or less in the following countries: Australia, Austria, Barbados, Belgium, Bermuda, Chile, China, Colombia, Cote D’Ivoire, Croatia, Czech Republic, Denmark, Euro Zone, France, Ghana, Hong Kong, Hungary, India, Indonesia, Ireland, Italy, Japan, Kazakhstan, Mexico, Nigeria, Norway, Peru, Philippines, Portugal, Serbia, Singapore, Spain, Supranational, Switzerland, Trinidad & Tobago, Ukraine, United Arab Emirates, Uruguay and Virgin Islands (BVI).

8	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio Summary

PORTFOLIO OF INVESTMENTS

September 30, 2012 (unaudited)

		Principal Amount (000)	U.S. $ Value

CORPORATES – NON-INVESTMENT GRADES – 57.0%
Industrial – 49.1%
Basic – 3.8%
Aleris International, Inc. 7.625%, 2/15/18	U.S.$	2,500	$2,656,250
Appleton Papers, Inc. 10.50%, 6/15/15(a)		1,300	1,381,250
Arch Coal, Inc. 7.00%, 6/15/19(b)		693	582,120
7.25%, 6/15/21(b)		1,156	965,260
Ashland, Inc. 4.75%, 8/15/22(a)		501	512,273
Basell Finance Co. BV 8.10%, 3/15/27(a)		1,240	1,674,000
Calcipar SA 6.875%, 5/01/18(a)		735	729,487
Celanese US Holdings LLC 6.625%, 10/15/18		408	446,760
Commercial Metals Co. 6.50%, 7/15/17		1,927	2,023,350
Consol Energy, Inc. 8.25%, 4/01/20		2,175	2,278,312
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC 4.935%, 11/15/14(b)(c)		938	893,445
Huntsman International LLC 8.625%, 3/15/21(b)		2,060	2,358,700
INEOS Group Holdings SA 8.50%, 2/15/16(a)(b)		3,551	3,355,695
James River Coal Co. 7.875%, 4/01/19		251	143,698
JMC Steel Group 8.25%, 3/15/18(a)		1,444	1,472,880
LyondellBasell Industries NV 6.00%, 11/15/21		264	300,960
MacDermid, Inc. 9.50%, 4/15/17(a)		1,800	1,878,750
Momentive Performance Materials, Inc. 11.50%, 12/01/16		1,540	866,250
NewPage Corp. 10.00%, 5/01/12(d)		735	20,213
Norske Skogindustrier ASA 7.00%, 6/26/17	EUR	528	488,525
Nova Chemicals Corp. 8.625%, 11/01/19	U.S.$	1,426	1,618,510
Orion Engineered Carbons Bondco GmbH 9.625%, 6/15/18(a)		848	928,560
Peabody Energy Corp. 6.00%, 11/15/18(a)		626	626,000
6.25%, 11/15/21(a)(b)		1,499	1,491,505

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	9

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II 8.375%, 6/01/20(a)	U.S.$	1,900	$1,961,750
Polypore International, Inc. 7.50%, 11/15/17		590	635,725
Rain CII Carbon LLC/CII Carbon Corp. 8.00%, 12/01/18(a)		1,345	1,388,712
Ryerson, Inc./Joseph T Ryerson 9.00%, 10/15/17(a)		2,250	2,250,000
11.25%, 10/15/18(a)		1,360	1,360,000
Smurfit Kappa Acquisitions 7.75%, 11/15/19(a)	EUR	1,535	2,164,876
Steel Dynamics, Inc. 6.125%, 8/15/19(a)	U.S.$	225	234,000
6.375%, 8/15/22(a)		1,266	1,307,145
7.625%, 3/15/20		1,200	1,302,000
TPC Group LLC 8.25%, 10/01/17		2,107	2,275,560
United States Steel Corp. 6.65%, 6/01/37		1,137	955,080
Usiminas Commercial Ltd. 7.25%, 1/18/18(a)		2,428	2,646,520
Verso Paper Holdings LLC/Verso Paper, Inc. 8.75%, 2/01/19(b)		688	330,240
Weyerhaeuser Co. 7.375%, 3/15/32		1,790	2,124,078

			50,628,439

Capital Goods – 6.2%
Alliant Techsystems, Inc. 6.875%, 9/15/20		521	567,890
Ardagh Glass Finance PLC 8.75%, 2/01/20(a)	EUR	860	1,105,143
Ardagh Packaging Finance PLC 7.375%, 10/15/17(a)	U.S.$	230	246,675
9.25%, 10/15/20(a)	EUR	427	563,806
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. 7.375%, 10/15/17(a)		1,500	2,048,048
B/E Aerospace, Inc. 6.875%, 10/01/20	U.S.$	1,236	1,371,960
Berry Plastics Corp. 9.75%, 1/15/21		1,525	1,738,500
10.25%, 3/01/16		360	373,500
Bombardier, Inc. 5.75%, 3/15/22(a)		1,550	1,588,750
7.75%, 3/15/20(a)		1,266	1,452,735
Building Materials Corp. of America 7.00%, 2/15/20(a)		985	1,068,725
7.50%, 3/15/20(a)		849	929,655
Cemex Finance LLC 9.50%, 12/14/16(a)(b)		419	432,618

10	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Clondalkin Industries BV 8.00%, 3/15/14(a)(b)	EUR	997	$1,108,234
CNH America LLC 7.25%, 1/15/16	U.S.$	1,775	1,992,437
Crown European Holdings SA 7.125%, 8/15/18(a)	EUR	305	428,195
Graphic Packaging International, Inc. 7.875%, 10/01/18	U.S.$	899	995,643
Griffon Corp. 7.125%, 4/01/18		718	760,183
Grohe Holding GmbH 8.625%, 10/01/14(a)(b)	EUR	1,400	1,803,718
HD Supply, Inc. 8.125%, 4/15/19(a)	U.S.$	1,300	1,410,500
11.00%, 4/15/20(a)		2,457	2,727,270
HeidelbergCement Finance BV 8.50%, 10/31/19	EUR	1,330	1,998,812
Huntington Ingalls Industries, Inc. 6.875%, 3/15/18	U.S.$	640	693,600
7.125%, 3/15/21		632	680,190
Isabelle Acquisition Sub, Inc. 10.00%, 11/15/18(a)(e)		1,662	1,803,270
KUKA AG 8.75%, 11/15/17(a)	EUR	1,038	1,486,651
Lafarge SA 7.125%, 7/15/36	U.S.$	800	824,000
Manitowoc Co., Inc. (The) 8.50%, 11/01/20		2,168	2,425,450
Masco Corp. 5.95%, 3/15/22		640	701,126
6.125%, 10/03/16		1,825	2,008,670
Nordenia Holdings AG 9.75%, 7/15/17	EUR	1,206	1,786,110
Nortek, Inc. 8.50%, 4/15/21	U.S.$	1,924	2,049,060
Obrascon Huarte Lain SA 7.375%, 4/28/15	EUR	500	676,258
OI European Group BV 6.75%, 9/15/20(a)		1,000	1,426,405
Plastipak Holdings, Inc. 8.50%, 12/15/15(a)	U.S.$	2,325	2,388,937
Ply Gem Industries, Inc. 8.25%, 2/15/18(b)		1,400	1,461,250
Polymer Group, Inc. 7.75%, 2/01/19		3,500	3,727,500
RBS Global, Inc./Rexnord LLC 8.50%, 5/01/18		1,900	2,094,750
Rexam PLC 6.75%, 6/29/67	EUR	2,020	2,611,895

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	11

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 7.875%, 8/15/19	U.S.$	2,080	$2,246,400
8.50%, 5/15/18		1,800	1,827,000
9.00%, 4/15/19		1,153	1,176,060
9.875%, 8/15/19		1,762	1,874,327
RSC Equipment Rental, Inc./RSC Holdings III LLC 10.25%, 11/15/19		2,400	2,736,000
Sealed Air Corp. 6.875%, 7/15/33(a)		1,201	1,128,940
8.125%, 9/15/19(a)		1,159	1,289,388
8.375%, 9/15/21(a)		713	798,560
Sequa Corp. 11.75%, 12/01/15(a)		2,320	2,436,000
SRA International, Inc. 11.00%, 10/01/19		1,200	1,218,000
Summit Materials LLC/Summit Materials Finance Corp. 10.50%, 1/31/20(a)		999	1,068,930
Textron Financial Corp. 6.00%, 2/15/67(a)		575	480,125
TransDigm, Inc. 7.75%, 12/15/18		2,600	2,873,000
UR Merger Sub Corp. 8.25%, 2/01/21		650	713,375
8.375%, 9/15/20(b)		2,587	2,768,090
USG Corp. 6.30%, 11/15/16		650	656,500
Wienerberger AG 6.50%, 2/09/17	EUR	1,100	1,017,760

			81,866,574

Communications - Media – 4.7%
Allbritton Communications Co. 8.00%, 5/15/18	U.S.$	2,955	3,213,562
CCO Holdings LLC/CCO Holdings Capital Corp. 6.50%, 4/30/21		585	625,950
7.00%, 1/15/19		500	541,250
7.25%, 10/30/17		600	654,000
7.375%, 6/01/20		720	803,700
Cengage Learning Acquisitions, Inc. 11.50%, 4/15/20(a)		2,495	2,669,650
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625%, 11/15/17(a)		2,345	2,503,287
Clear Channel Communications, Inc. 5.75%, 1/15/13(b)		1,500	1,501,875
9.00%, 3/01/21		1,166	1,037,740
10.75%, 8/01/16		1,507	1,054,900
Clear Channel Worldwide Holdings, Inc. 9.25%, 12/15/17		65	69,713

12	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Series A 7.625%, 3/15/20	U.S.$	300	$288,000
Series B 7.625%, 3/15/20		1,600	1,560,000
9.25%, 12/15/17		2,058	2,217,495
Crown Media Holdings, Inc. 10.50%, 7/15/19		1,506	1,686,720
CSC Holdings LLC 7.625%, 7/15/18		598	689,195
Cumulus Media Holdings, Inc. 7.75%, 5/01/19(b)		925	899,563
Dex One Corp. 14.00%, 1/29/17(e)		1,111	411,070
DISH DBS Corp. 7.125%, 2/01/16		1,250	1,381,250
Houghton Mifflin Harcourt Publishers, Inc./Houghton Mifflin Harcourt Publishing 10.50%, 6/01/19(a)(d)		1,000	542,500
Hughes Satellite Systems Corp. 7.625%, 6/15/21		2,323	2,572,722
Intelsat Jackson Holdings SA 6.625%, 12/15/22(a)		645	641,775
11.25%, 6/15/16(b)		1,425	1,487,344
Intelsat Luxembourg SA 11.25%, 2/04/17		1,200	1,269,000
11.50%, 2/04/17(e)		900	954,000
11.50%, 2/04/17(a)(e)		900	954,000
Liberty Interactive LLC 5.70%, 5/15/13		1,480	1,517,000
LIN Television Corp. 8.375%, 4/15/18(b)		750	795,000
Local TV Finance LLC 9.25%, 6/15/15(a)(e)		1,286	1,311,975
McClatchy Co. (The) 11.50%, 2/15/17		600	645,000
New York Times Co. (The) 6.625%, 12/15/16		1,300	1,413,750
Numericable Finance & Co., SCA 12.375%, 2/15/19(a)(b)	EUR	950	1,309,305
Quebecor Media, Inc. 7.75%, 3/15/16	U.S.$	1,667	1,717,010
RR Donnelley & Sons Co. 7.25%, 5/15/18		1,998	1,983,015
Sinclair Television Group, Inc. 6.125%, 10/01/22(a)		1,430	1,430,000
8.375%, 10/15/18(b)		660	727,650
9.25%, 11/01/17(a)		1,485	1,644,637
Sirius XM Radio, Inc. 8.75%, 4/01/15(a)		2,000	2,275,000
Technicolor SA 5.75%, 9/25/15(d)(f)	EUR	975	251

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	13

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Townsquare Radio LLC/Townsquare Radio, Inc. 9.00%, 4/01/19(a)	U.S.$	972	$1,044,900
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 7.50%, 3/15/19(a)		487	534,483
7.50%, 3/15/19(a)	EUR	537	760,804
Univision Communications, Inc. 6.75%, 9/15/22(a)	U.S.$	599	599,000
6.875%, 5/15/19(a)		800	823,000
8.50%, 5/15/21(a)		1,325	1,344,875
UPC Holding BV 8.375%, 8/15/20(a)	EUR	1,000	1,386,492
UPCB Finance III Ltd. 6.625%, 7/01/20(a)	U.S.$	1,105	1,157,488
UPCB Finance V Ltd. 7.25%, 11/15/21(a)		480	522,000
UPCB Finance VI Ltd. 6.875%, 1/15/22(a)		620	657,200
Valassis Communications, Inc. 6.625%, 2/01/21		600	619,500
Virgin Media Finance PLC 8.375%, 10/15/19		2,300	2,616,250
XM Satellite Radio, Inc. 7.625%, 11/01/18(a)		775	856,375

			61,922,221

Communications - Telecommunications – 3.5%
Cincinnati Bell, Inc. 8.25%, 10/15/17		1,250	1,334,375
Cricket Communications, Inc. 7.75%, 10/15/20(b)		1,500	1,462,500
Crown Castle International Corp. 7.125%, 11/01/19		1,500	1,627,500
Data & Audio Visual Enterprises Wireless, Inc. 9.50%, 4/29/18	CAD	1,175	1,025,720
eAccess Ltd. 8.25%, 4/01/18(a)(b)	U.S.$	1,626	1,475,595
Fairpoint Communications, Inc./Old Series 1 13.125%, 4/02/18(d)		1,512	15,124
Frontier Communications Corp. 9.00%, 8/15/31		1,000	1,067,500
Level 3 Communications, Inc. 8.875%, 6/01/19(a)		781	820,050
Level 3 Financing, Inc. 7.00%, 6/01/20(a)		1,930	1,949,300
8.625%, 7/15/20		923	996,840
10.00%, 2/01/18		1,000	1,112,500
MetroPCS Wireless, Inc. 6.625%, 11/15/20		1,350	1,414,125
7.875%, 9/01/18		1,300	1,404,000

14	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

MTS International Funding Ltd. 8.625%, 6/22/20(a)(b)	U.S.$	2,495	$3,034,419
NII Capital Corp. 7.625%, 4/01/21		1,280	1,017,600
PAETEC Holding Corp. 9.875%, 12/01/18		1,480	1,694,600
Phones4u Finance PLC 9.50%, 4/01/18(a)	GBP	1,750	2,843,562
Portugal Telecom International Finance BV 5.625%, 2/08/16	EUR	2,000	2,557,249
SBA Telecommunications, Inc. 5.75%, 7/15/20(a)	U.S.$	626	657,300
Sprint Capital Corp. 6.875%, 11/15/28		1,500	1,380,000
8.75%, 3/15/32		130	134,550
Sunrise Communications Holdings SA 8.50%, 12/31/18(a)(b)	EUR	1,400	1,947,493
Telenet Finance III Luxembourg SCA 6.625%, 2/15/21(a)		2,200	2,908,389
tw telecom holdings, Inc. 8.00%, 3/01/18	U.S.$	2,376	2,613,600
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125%, 9/01/20(a)		1,084	1,113,810
Wind Acquisition Finance SA 11.75%, 7/15/17(a)		4,515	4,255,387
Windstream Corp. 7.50%, 4/01/23		675	705,375
7.75%, 10/01/21		1,715	1,847,913
8.125%, 8/01/13-9/01/18		2,168	2,294,700

			46,711,076

Consumer Cyclical - Automotive – 1.9%
Accuride Corp. 9.50%, 8/01/18		26	26,715
Affinia Group, Inc. 9.00%, 11/30/14		2,195	2,205,975
Allison Transmission, Inc. 7.125%, 5/15/19(a)		2,039	2,186,827
American Axle & Manufacturing Holdings, Inc. 9.25%, 1/15/17(a)		1,035	1,156,613
Commercial Vehicle Group, Inc. 7.875%, 4/15/19		1,084	1,094,840
Cooper Tire & Rubber Co. 8.00%, 12/15/19		1,250	1,418,750
Dana Holding Corp. 6.50%, 2/15/19		300	319,500
6.75%, 2/15/21		326	352,080
Delphi Corp. 5.875%, 5/15/19		559	603,720
6.125%, 5/15/21		419	464,043
Exide Technologies 8.625%, 2/01/18(b)		1,346	1,165,972

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	15

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Goodyear Dunlop Tires Europe BV 6.75%, 4/15/19(a)	EUR	925	$1,257,020
Goodyear Tire & Rubber Co. (The) 7.00%, 5/15/22(b)	U.S.$	1,291	1,368,460
7.00%, 3/15/28		400	401,000
8.75%, 8/15/20		343	390,163
Lear Corp. 8.125%, 3/15/20		1,395	1,576,350
Meritor, Inc. 4.625%, 3/01/26(g)		750	670,781
10.625%, 3/15/18		412	434,660
Navistar International Corp. 8.25%, 11/01/21		2,507	2,378,516
Schaeffler Finance BV 8.50%, 2/15/19(a)		1,425	1,596,000
Tenneco, Inc. 6.875%, 12/15/20		2,335	2,556,825
7.75%, 8/15/18		410	445,875
UCI International, Inc. 8.625%, 2/15/19		1,002	996,990

			25,067,675

Consumer Cyclical - Entertainment – 0.8%
AMC Entertainment, Inc. 9.75%, 12/01/20		1,143	1,287,304
ClubCorp Club Operations, Inc. 10.00%, 12/01/18		2,000	2,195,000
Greektown Holdings LLC 10.75%, 12/01/13(f)(h)(i)		915	– 0	–
Liberty Interactive LLC 3.75%, 2/15/30		931	558,600
NAI Entertainment Holdings LLC 8.25%, 12/15/17(a)		1,727	1,925,605
Pinnacle Entertainment, Inc. 8.625%, 8/01/17		895	977,787
8.75%, 5/15/20		271	299,116
Regal Entertainment Group 9.125%, 8/15/18(b)		2,470	2,760,225

			10,003,637

Consumer Cyclical - Other – 4.0%
Beazer Homes USA, Inc. 6.875%, 7/15/15(b)		1,500	1,507,500
Broder Brothers Co. 12.00%, 10/15/13(a)(e)		465	448,617
Caesars Entertainment Operating Co., Inc. 10.00%, 12/15/18		700	458,500
11.25%, 6/01/17		435	467,625
Chester Downs & Marina LLC 9.25%, 2/01/20(a)		1,028	1,033,140
Choice Hotels International, Inc. 5.75%, 7/01/22		154	167,860

16	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

CityCenter Holdings LLC/CityCenter Finance Corp. 7.625%, 1/15/16	U.S.$	2,956	$3,155,530
Gaylord Entertainment Co. 6.75%, 11/15/14		5	4,994
GWR Operating Partnership LLP 10.875%, 4/01/17		1,600	1,840,000
Host Hotels & Resorts LP Series Q 6.75%, 6/01/16		723	742,883
Isle of Capri Casinos, Inc. 7.75%, 3/15/19(b)		1,335	1,435,125
8.875%, 6/15/20(a)		1,128	1,187,220
K Hovnanian Enterprises, Inc. 10.625%, 10/15/16(b)		2,620	2,841,062
KB Home 9.10%, 9/15/17		1,250	1,415,625
Lennar Corp. Series B 6.50%, 4/15/16		2,600	2,834,000
M/I Homes, Inc. 8.625%, 11/15/18		2,360	2,551,750
Marina District Finance Co., Inc. 9.50%, 10/15/15(b)		810	817,088
9.875%, 8/15/18(b)		1,980	1,984,950
MGM Resorts International 6.625%, 7/15/15		1,480	1,583,600
7.625%, 1/15/17		1,200	1,272,000
NCL Corp. Ltd. 9.50%, 11/15/18		2,407	2,665,752
NCL Corp., Ltd. 11.75%, 11/15/16		1,100	1,267,750
Penn National Gaming, Inc. 8.75%, 8/15/19		1,367	1,531,040
PulteGroup, Inc. 7.875%, 6/15/32		1,400	1,456,000
PVH Corp. 7.375%, 5/15/20		950	1,073,500
Quiksilver, Inc. 6.875%, 4/15/15(b)		2,840	2,825,800
Royal Caribbean Cruises Ltd. 6.875%, 12/01/13		1,000	1,052,500
7.00%, 6/15/13		1,000	1,032,500
7.25%, 6/15/16		500	558,750
Ryland Group, Inc. (The) 6.625%, 5/01/20		1,800	1,953,000
Shea Homes LP/Shea Homes Funding Corp. 8.625%, 5/15/19		1,619	1,805,185
Standard Pacific Corp. 8.375%, 5/15/18		500	576,875
10.75%, 9/15/16		1,696	2,073,360
Station Casinos, Inc. 6.625%, 3/15/18(d)(f)(h)		4,405	– 0	–

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	17

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 8.625%, 4/15/16(a)	U.S.$	852	$913,770
Taylor Morrison Communities, Inc./Monarch Communities Inc 7.75%, 4/15/20(a)		1,170	1,246,050
Tropicana Entertainment LLC/Tropicana Finance Corp. 9.625%, 12/15/14(d)(f)		750	– 0	–
WCI Communities, Inc. 6.625%, 3/15/15(d)(f)(h)		750	– 0	–
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75%, 8/15/20		3,100	3,448,750

			53,229,651

Consumer Cyclical - Restaurants – 0.3%
Burger King Corp. 9.875%, 10/15/18		1,360	1,577,600
CKE Restaurants, Inc. 11.375%, 7/15/18(b)		1,854	2,150,640

			3,728,240

Consumer Cyclical - Retailers – 1.6%
Asbury Automotive Group, Inc. 8.375%, 11/15/20		901	993,353
Burlington Coat Factory Warehouse Corp. 10.00%, 2/15/19(b)		1,260	1,393,875
Gymboree Corp. 9.125%, 12/01/18(b)		2,650	2,520,812
J Crew Group, Inc. 8.125%, 3/01/19		1,704	1,784,940
JC Penney Corp., Inc. 6.375%, 10/15/36		1,000	816,250
7.40%, 4/01/37		1,000	896,250
Limited Brands, Inc. 5.625%, 2/15/22		417	449,318
6.90%, 7/15/17		893	1,026,950
7.60%, 7/15/37		1,000	1,025,000
Michaels Stores, Inc. 7.75%, 11/01/18		1,300	1,394,250
11.375%, 11/01/16		1,105	1,157,598
Neiman Marcus Group, Inc. (The) 10.375%, 10/15/15(b)		500	510,000
Rite Aid Corp. 8.00%, 8/15/20		1,325	1,503,875
9.50%, 6/15/17(b)		860	884,725
10.25%, 10/15/19		348	394,980
Sally Holdings LLC/Sally Capital, Inc. 5.75%, 6/01/22		1,779	1,894,635
Toys R US, Inc. 7.375%, 10/15/18		2,225	1,996,937
YCC Holdings LLC/Yankee Finance, Inc. 10.25%, 2/15/16(e)		310	320,850

			20,964,598

18	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Consumer Non-Cyclical – 7.9%
Air Medical Group Holdings, Inc. 9.25%, 11/01/18	U.S.$	1,855	$2,021,950
Alere, Inc. 8.625%, 10/01/18		2,405	2,525,250
ARAMARK Corp. 8.50%, 2/01/15		2,805	2,871,647
Aurora Diagnostics Holdings/Aurora Diagnostics Financing, Inc. 10.75%, 1/15/18		205	206,538
Bausch & Lomb, Inc. 9.875%, 11/01/15		2,714	2,792,027
Biomet, Inc. 6.50%, 8/01/20-10/01/20(a)		2,149	2,156,589
11.625%, 10/15/17		2,246	2,391,990
Boparan Finance PLC 9.875%, 4/30/18(a)	GBP	1,500	2,579,643
Capsugel FinanceCo SCA 9.875%, 8/01/19(a)	EUR	1,850	2,680,454
Care UK Health & Social Care PLC 9.75%, 8/01/17	GBP	1,200	2,054,026
9.75%, 8/01/17(a)		1,700	2,903,007
Catalent Pharma Solutions, Inc. 7.875%, 10/15/18(a)	U.S.$	1,640	1,664,600
9.50%, 4/15/15(e)		2,546	2,593,308
CHS/Community Health Systems, Inc. 7.125%, 7/15/20		933	995,394
8.00%, 11/15/19		296	324,860
Constellation Brands, Inc. 6.00%, 5/01/22		824	937,300
ConvaTec Healthcare E SA 10.50%, 12/15/18(a)		954	1,035,090
Cott Beverages, Inc. 8.125%, 9/01/18		275	305,594
8.375%, 11/15/17		600	657,750
Del Monte Corp. 7.625%, 2/15/19		635	653,256
DJO Finance LLC/DJO Finance Corp. 10.875%, 11/15/14		600	621,000
Dole Food Co., Inc. 8.00%, 10/01/16(a)		1,695	1,773,394
Elan Finance PLC/Elan Finance Corp. 6.25%, 10/15/19(a)		1,160	1,168,700
8.75%, 10/15/16		1,800	1,969,200
Elizabeth Arden, Inc. 7.375%, 3/15/21		1,325	1,484,000
Emergency Medical Services Corp. 8.125%, 6/01/19		2,466	2,613,960
Endo Health Solutions, Inc. 7.00%, 7/15/19		470	506,425
7.25%, 1/15/22		635	685,800

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	19

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Grifols, Inc. 8.25%, 2/01/18	U.S.$	1,795	$1,983,475
HCA Holdings, Inc. 7.75%, 5/15/21(b)		2,000	2,180,000
HCA, Inc. 6.50%, 2/15/16		290	319,000
IASIS Healthcare LLC/IASIS Capital Corp. 8.375%, 5/15/19		2,850	2,721,750
Jaguar Holding Co. II / Jaguar Merger Sub, Inc. 9.50%, 12/01/19(a)(b)		1,699	1,907,127
Jarden Corp. 7.50%, 1/15/20		1,800	1,989,000
JBS Finance II Ltd. 8.25%, 1/29/18(a)		2,400	2,448,000
JBS USA LLC/JBS USA Finance, Inc. 8.25%, 2/01/20(a)(b)		1,122	1,107,975
Kindred Healthcare, Inc. 8.25%, 6/01/19		840	816,900
Kinetic Concepts, Inc./KCI USA, Inc. 10.50%, 11/01/18(a)		1,500	1,586,250
Mead Products LLC/ACCO Brands Corp. 6.75%, 4/30/20(a)		1,353	1,410,502
Mylan, Inc./PA 7.625%, 7/15/17(a)		265	294,150
7.875%, 7/15/20(a)		260	293,150
New Albertsons, Inc. 7.45%, 8/01/29		4,005	2,232,787
Party City Holdings, Inc. 8.875%, 8/01/20(a)		2,023	2,154,495
Picard Bondco SA 9.00%, 10/01/18(a)	EUR	1,500	2,101,057
Pilgrim’s Pride Corp. 7.875%, 12/15/18(b)	U.S.$	1,445	1,376,363
Post Holdings, Inc. 7.375%, 2/15/22(a)		932	990,250
Priory Group No 3 PLC 7.00%, 2/15/18(a)	GBP	1,000	1,679,392
R&R Ice Cream PLC 8.375%, 11/15/17(a)	EUR	1,450	1,961,147
Rivers Pittsburgh Borrower LP 9.50%, 6/15/19(a)	U.S.$	736	782,000
Select Medical Corp. 7.625%, 2/01/15		264	267,630
Select Medical Holdings Corp. 6.429%, 9/15/15(c)		1,000	1,000,000
Serta Simmons Holdings LLC 8.125%, 10/01/20(a)		1,499	1,517,737
Sky Growth Acquisition Corp. 7.375%, 10/15/20(a)		1,184	1,189,920

20	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Smithfield Foods, Inc. 7.75%, 7/01/17	U.S.$	2,000	$2,250,000
Spectrum Brands, Inc. 6.75%, 3/15/20(a)(b)		1,150	1,187,375
Stater Bros Holdings, Inc. 7.375%, 11/15/18(b)		700	754,250
STHI Holding Corp. 8.00%, 3/15/18(a)		425	452,625
Tenet Healthcare Corp. 6.25%, 11/01/18		881	971,303
6.875%, 11/15/31		1,500	1,342,500
8.00%, 8/01/20		400	429,500
Tops Holding Corp./Tops Markets LLC 10.125%, 10/15/15		1,500	1,580,625
United Surgical Partners International, Inc. 9.00%, 4/01/20(a)		1,119	1,214,115
Universal Hospital Services, Inc. 4.111%, 6/01/15(c)		500	495,000
US Oncology, Inc. 9.125%, 8/15/17		1,200	18,000
Valeant Pharmaceuticals International 7.00%, 10/01/20(a)		3,000	3,157,500
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc. 7.75%, 2/01/19(a)		128	136,320
7.75%, 2/01/19		127	135,096
8.00%, 2/01/18		1,985	2,118,987
Vanguard Health Systems, Inc. Zero Coupon, 2/01/16		15	10,500
Visant Corp. 10.00%, 10/01/17		1,385	1,371,150
Voyager Learning Exchange 8.375%, 12/01/14(f)(h)(i)		1,550	– 0	–
VPI Escrow Corp. 6.375%, 10/15/20(a)		1,325	1,351,500
VWR Funding, Inc. 7.25%, 9/15/17(a)		949	983,401
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC 7.75%, 9/15/18		1,750	1,868,125
Wolverine World Wide, Inc. 6.125%, 10/15/20(a)		501	501,000

			103,811,681

Energy – 5.2%
Antero Resources Finance Corp. 7.25%, 8/01/19		312	337,740
9.375%, 12/01/17		2,363	2,611,115
ATP Oil & Gas Corp./United States 11.875%, 5/01/15(b)(d)		1,000	190,000
Atwood Oceanics, Inc. 6.50%, 2/01/20		540	577,800

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	21

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Basic Energy Services, Inc. 7.75%, 2/15/19	U.S.$	1,200	$1,230,000
Berry Petroleum Co. 6.375%, 9/15/22		1,863	1,965,465
Bill Barrett Corp. 7.625%, 10/01/19		834	884,040
Bluewater Holding BV 3.455%, 7/17/14(a)(c)		2,300	2,133,250
Bristow Group, Inc. 6.25%, 10/15/22		729	729,000
Chaparral Energy, Inc. 7.625%, 11/15/22(a)		2,278	2,448,850
Cie Generale de Geophysique – Veritas 6.50%, 6/01/21		1,000	1,030,000
9.50%, 5/15/16		800	864,000
Cimarex Energy Co. 5.875%, 5/01/22		1,793	1,891,615
Continental Resources, Inc./OK 7.125%, 4/01/21		724	814,500
Denbury Resources, Inc. 6.375%, 8/15/21		624	677,040
8.25%, 2/15/20		521	587,428
Edgen Murray Corp. 12.25%, 1/15/15(b)		1,301	1,388,817
Energy XXI Gulf Coast, Inc. 7.75%, 6/15/19		1,100	1,166,000
9.25%, 12/15/17		2,000	2,245,000
EP Energy LLC/EP Energy Finance, Inc. 6.875%, 5/01/19(a)		971	1,038,970
9.375%, 5/01/20(a)		1,505	1,640,450
Expro Finance Luxembourg SCA 8.50%, 12/15/16(a)		840	865,200
Forest Oil Corp. 7.25%, 6/15/19(b)		2,535	2,515,987
Helix Energy Solutions Group, Inc. 9.50%, 1/15/16(a)		1,156	1,206,575
Hercules Offshore, Inc. 10.50%, 10/15/17(a)(b)		625	658,594
Hiland Partners LP/ Hiland Partners Finance Corp. 7.25%, 10/01/20(a)		233	242,320
Hornbeck Offshore Services, Inc. 5.875%, 4/01/20		1,570	1,597,475
Key Energy Services, Inc. 6.75%, 3/01/21(a)		1,300	1,313,000
6.75%, 3/01/21		1,166	1,183,490
Laredo Petroleum, Inc. 7.375%, 5/01/22		1,099	1,186,920
Linn Energy LLC/Linn Energy Finance Corp. 8.625%, 4/15/20		1,600	1,752,000

22	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

McJunkin Red Man Corp. 9.50%, 12/15/16	U.S.$	2,500	$2,696,875
Northern Oil and Gas, Inc. 8.00%, 6/01/20		999	1,028,970
Offshore Group Investment Ltd. 11.50%, 8/01/15		3,050	3,370,250
Oil States International, Inc. 6.50%, 6/01/19		1,374	1,459,875
PDC Energy, Inc. 7.75%, 10/15/22(a)		1,032	1,042,320
Perpetual Energy, Inc. 8.75%, 3/15/18(a)	CAD	1,800	1,685,145
Petroleum Geo-Services ASA 7.375%, 12/15/18(a)	U.S.$	1,019	1,087,783
PHI, Inc. 8.625%, 10/15/18		1,250	1,309,375
Pioneer Energy Services Corp. 9.875%, 3/15/18		1,397	1,519,237
Plains Exploration & Production Co. 6.75%, 2/01/22		1,845	1,872,675
Precision Drilling Corp. 6.50%, 12/15/21		738	787,815
Quicksilver Resources, Inc. 7.125%, 4/01/16(b)		900	769,500
Resolute Energy Corp. 8.50%, 5/01/20(a)		1,246	1,277,150
SandRidge Energy, Inc. 7.50%, 3/15/21		327	336,810
7.50%, 2/15/23(a)		775	798,250
8.125%, 10/15/22(a)		1,275	1,357,875
8.75%, 1/15/20		1,850	2,002,625
SESI LLC 6.375%, 5/01/19		358	383,060
7.125%, 12/15/21		1,260	1,392,300
Techem Energy Metering Service GmbH & Co. KG 7.875%, 10/01/20(a)	EUR	234	313,668
Techem GmbH 6.125%, 10/01/19(a)		520	686,602
Tesoro Corp. 9.75%, 6/01/19	U.S.$	480	555,600
W&T Offshore, Inc. 8.50%, 6/15/19		1,500	1,635,000

			68,341,401

Other Industrial – 1.5%
A123 Systems, Inc. 3.75%, 4/15/16		1,750	612,500
Briggs & Stratton Corp. 6.875%, 12/15/20		398	433,820
Brightstar Corp. 9.50%, 12/01/16(a)		1,833	1,968,184

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	23

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Education Management LLC/Education Management Finance Corp. 8.75%, 6/01/14	U.S.$	350	$275,625
Exova PLC 10.50%, 10/15/18(a)	GBP	1,044	1,681,636
Hologic, Inc. 6.25%, 8/01/20(a)	U.S.$	241	255,460
Interline Brands, Inc./NJ 7.50%, 11/15/18		1,753	1,897,623
Laureate Education, Inc. 9.25%, 9/01/19(a)		1,700	1,708,500
Liberty Tire Recycling 11.00%, 10/01/16(a)		2,800	2,716,000
Mueller Water Products, Inc. 7.375%, 6/01/17		700	717,500
8.75%, 9/01/20		550	621,387
Neenah Foundry Co. 15.00%, 7/29/15(e)(f)		347	311,687
New Enterprise Stone & Lime Co., Inc. 11.00%, 9/01/18		2,000	1,440,000
13.00%, 3/15/18(a)(e)		533	546,274
Pipe Holdings PLC 9.50%, 11/01/15(a)	GBP	1,216	2,002,869
Rexel SA 6.125%, 12/15/19(a)	U.S.$	845	870,350
Wendel SA 4.375%, 8/09/17	EUR	1,100	1,402,953

			19,462,368

Services – 1.8%
Carlson Wagonlit BV 6.875%, 6/15/19(a)	U.S.$	1,026	1,077,300
Goodman Networks, Inc. 12.375%, 7/01/18(a)(j)		1,200	1,281,000
Live Nation Entertainment, Inc. 7.00%, 9/01/20(a)		394	409,760
8.125%, 5/15/18(a)		225	241,875
Lottomatica Group SpA 8.25%, 3/31/66(a)	EUR	3,304	4,166,196
Mobile Mini, Inc. 7.875%, 12/01/20	U.S.$	1,175	1,274,875
Monitronics International, Inc. 9.125%, 4/01/20(b)		850	884,000
Realogy Corp. Series A 11.00%, 4/15/18(a)		888	834,720
Sabre Holdings Corp. 8.35%, 3/15/16		906	919,590
Sabre, Inc. 8.50%, 5/15/19(a)		2,570	2,640,675
Service Corp. International/US 6.75%, 4/01/16		1,485	1,659,487
7.50%, 4/01/27		1,500	1,590,000

24	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

ServiceMaster Co./TN 7.00%, 8/15/20(a)	U.S.$	1,643	$1,684,075
8.00%, 2/15/20		849	899,940
Travelport LLC 5.043%, 9/01/14(c)		101	74,740
9.875%, 9/01/14		793	634,400
10.875%, 9/01/16	EUR	922	438,382
11.875%, 9/01/16(b)	U.S.$	1,051	396,753
Travelport LLC/Travelport, Inc. 9.00%, 3/01/16		94	67,210
West Corp. 7.875%, 1/15/19		1,400	1,442,000
8.625%, 10/01/18		161	169,050
11.00%, 10/15/16		1,100	1,144,000

			23,930,028

Technology – 4.3%
Advanced Micro Devices, Inc. 7.75%, 8/01/20(b)		273	277,095
8.125%, 12/15/17(b)		1,345	1,415,720
Aspect Software, Inc. 10.625%, 5/15/17		2,126	2,184,465
Avaya, Inc. 7.00%, 4/01/19(a)		294	273,420
9.75%, 11/01/15		3,175	2,817,812
CDW LLC/CDW Finance Corp. 8.00%, 12/15/18		1,750	1,933,750
8.50%, 4/01/19		2,357	2,563,238
12.535%, 10/12/17		500	533,750
Ceridian Corp. 8.875%, 7/15/19(a)		1,321	1,426,680
11.25%, 11/15/15		3,960	3,900,600
CommScope, Inc. 8.25%, 1/15/19(a)		3,300	3,564,000
CoreLogic, Inc./United States 7.25%, 6/01/21		260	281,450
CPI International, Inc. 8.00%, 2/15/18		1,768	1,697,280
DCP LLC/DCP Corp. 10.75%, 8/15/15(a)		1,705	1,741,231
Epicor Software Corp. 8.625%, 5/01/19		2,316	2,443,380
First Data Corp. 6.75%, 11/01/20(a)		421	416,790
7.375%, 6/15/19(a)		2,145	2,209,350
11.25%, 3/31/16		1,750	1,697,500
Freescale Semiconductor, Inc. 8.875%, 12/15/14		1,507	1,529,605
9.25%, 4/15/18(a)		737	801,488
10.125%, 12/15/16		610	632,875
GXS Worldwide, Inc. 9.75%, 6/15/15		1,264	1,301,920

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	25

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Infor US, Inc. 9.375%, 4/01/19(a)	U.S.$	2,190	$2,409,000
10.00%, 4/01/19(a)	EUR	793	1,100,568
Interactive Data Corp. 10.25%, 8/01/18	U.S.$	2,300	2,576,000
Iron Mountain, Inc. 8.375%, 8/15/21		2,000	2,215,000
MMI International Ltd. 8.00%, 3/01/17(a)		1,131	1,176,240
NXP BV/NXP Funding LLC 3.205%, 10/15/13(c)		80	79,800
Sanmina-SCI Corp. 7.00%, 5/15/19(a)(b)		700	707,000
Seagate HDD Cayman 6.875%, 5/01/20		1,193	1,272,036
7.00%, 11/01/21		655	700,850
Sensata Technologies BV 6.50%, 5/15/19(a)		2,000	2,132,500
Serena Software, Inc. 10.375%, 3/15/16		470	480,575
Sitel LLC/Sitel Finance Corp. 11.00%, 8/01/17(a)		1,000	1,005,000
Sophia LP/Sophia Finance, Inc. 9.75%, 1/15/19(a)		490	526,750
SunGard Data Systems, Inc. 7.625%, 11/15/20		1,600	1,736,000
10.25%, 8/15/15		300	307,500
Syniverse Holdings, Inc. 9.125%, 1/15/19		813	873,975
Viasystems, Inc. 7.875%, 5/01/19(a)		1,044	1,044,000

			55,986,193

Transportation - Airlines – 0.6%
Air Canada 12.00%, 2/01/16(a)(b)		1,300	1,270,750
Delta Air Lines, Inc. 9.50%, 9/15/14(a)		1,185	1,244,250
Northwest Airlines 2000-1 Class G Pass Through Trust Series 00-1 7.15%, 10/01/19		833	849,152
TAM Capital 3, Inc. 8.375%, 6/03/21(a)		2,505	2,699,138
UAL 2007-1 Pass Through Trust Series 071A 6.636%, 7/02/22		1,592	1,663,618

			7,726,908

Transportation - Railroads – 0.0%
Florida East Coast Railway Corp. 8.125%, 2/01/17		407	428,367

26	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Transportation - Services – 1.0%
America West Airlines 1999-1 Pass Through Trust Series 991G 7.93%, 1/02/19	U.S.$	1,464	$1,537,101
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 7.75%, 5/15/16		2,055	2,114,102
8.25%, 1/15/19		625	680,469
EC Finance PLC 9.75%, 8/01/17(a)	EUR	1,363	1,843,478
Hapag-Lloyd AG 9.75%, 10/15/17(a)(b)	U.S.$	1,250	1,225,000
Hertz Corp. (The) 6.75%, 4/15/19		2,187	2,307,285
Oshkosh Corp. 8.50%, 3/01/20		341	381,920
Overseas Shipholding Group, Inc. 8.125%, 3/30/18(b)		1,200	798,000
Swift Services Holdings, Inc. 10.00%, 11/15/18(b)		1,627	1,761,227

			12,648,582

			646,457,639

Financial Institutions – 4.9%
Banking – 1.9%
ABN Amro Bank NV 4.31%, 3/10/16	EUR	2,295	2,197,146
Alfa Bank OJSC Via Alfa Bond Issuance PLC 7.50%, 9/26/19(a)	U.S.$	1,216	1,224,991
Barclays Bank PLC 4.75%, 3/15/20	EUR	1,890	1,468,176
4.875%, 12/15/14		600	524,300
BBVA International Preferred SAU 4.952%, 9/20/16		1,650	1,331,569
5.919%, 4/18/17(b)	U.S.$	1,265	955,075
Series F 9.10%, 10/21/14	GBP	550	763,800
Danske Bank A/S 5.914%, 6/16/14(a)(b)	U.S.$	1,150	1,092,500
HT1 Funding GmbH 6.352%, 6/30/17	EUR	1,550	1,375,158
LBG Capital No.1 PLC 8.00%, 6/15/20(a)	U.S.$	4,650	4,449,557
Regions Bank/Birmingham AL 6.45%, 6/26/37		1,500	1,530,000
Regions Financing Trust II 6.625%, 5/15/47		700	682,500
Resona Preferred Global Securities Cayman Ltd. 7.191%, 7/30/15(a)		1,300	1,399,085

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	27

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Royal Bank of Scotland Group PLC Series U 7.64%, 9/29/17	U.S.$	50	$40,875
SNS Bank NV 11.25%, 11/27/19(a)	EUR	620	577,630
Societe Generale SA 6.999%, 12/19/17(b)		1,250	1,365,366
UBS AG/Jersey 4.28%, 4/15/15		2,000	2,305,380
UT2 Funding PLC 5.321%, 6/30/16		1,293	1,600,092

			24,883,200

Brokerage – 0.3%
E*Trade Financial Corp. 6.75%, 6/01/16	U.S.$	1,778	1,871,345
12.50%, 11/30/17		130	147,712
GFI Group, Inc. 8.625%, 7/19/18		1,300	1,140,750
Lehman Brothers Holdings, Inc. 6.875%, 5/02/18(i)		1,690	439,400

			3,599,207

Finance – 1.0%
Air Lease Corp. 5.625%, 4/01/17(a)		861	878,220
Ally Financial, Inc. 6.75%, 12/01/14		1	1,014
8.00%, 11/01/31		1,479	1,718,780
Series 8 6.75%, 12/01/14		2,590	2,771,300
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp. 8.375%, 2/15/18(a)		996	1,035,840
CIT Group, Inc. 5.25%, 3/15/18		1,082	1,160,445
ILFC E-Capital Trust II 6.25%, 12/21/65(a)		2,000	1,580,000
International Lease Finance Corp. 6.375%, 3/25/13		1,250	1,275,000
iStar Financial, Inc. Series B 5.70%, 3/01/14		1,675	1,677,094
Residential Capital LLC 9.625%, 5/15/15(d)		1,400	1,401,750

			13,499,443

Insurance – 0.7%
CNO Financial Group, Inc. 6.375%, 10/01/20(a)		200	204,500
Genworth Financial, Inc. 6.15%, 11/15/66		2,500	1,606,250
Hartford Financial Services Group, Inc. 8.125%, 6/15/38		631	726,439

28	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Hub International Ltd. 8.125%, 10/15/18(a)	U.S.$	700	$708,750
Liberty Mutual Group, Inc. 7.80%, 3/15/37(a)		1,250	1,356,250
MBIA Insurance Corp. 14.00%, 1/15/33(a)(b)		2,306	1,176,060
XL Group PLC Series E 6.50%, 4/15/17		4,000	3,680,000

			9,458,249

Other Finance – 1.0%
Aviation Capital Group Corp. 6.75%, 4/06/21(a)		650	662,610
7.125%, 10/15/20(a)		2,489	2,618,908
CNG Holdings, Inc./OH 9.375%, 5/15/20(a)		1,344	1,380,960
Harbinger Group, Inc. 10.625%, 11/15/15		1,420	1,521,175
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8.00%, 1/15/18		2,865	3,072,712
iPayment Holdings, Inc. 15.00%, 11/15/18(e)		1,231	1,028,283
iPayment, Inc. 10.25%, 5/15/18		2,177	1,899,433
Speedy Cash Intermediate Holdings Corp. 10.75%, 5/15/18(a)		809	853,495

			13,037,576

			64,477,675

Utility – 3.0%
Electric – 2.0%
AES Corp. (The) 7.375%, 7/01/21		700	798,000
7.75%, 3/01/14		1,060	1,139,500
8.00%, 10/15/17		868	1,002,540
Calpine Corp. 7.25%, 10/15/17(a)		1,800	1,921,500
7.875%, 7/31/20-1/15/23(a)		1,875	2,057,812
Edison Mission Energy 7.50%, 6/15/13		2,320	1,276,000
7.75%, 6/15/16		958	498,160
EDP Finance BV 4.90%, 10/01/19(a)		148	137,640
5.875%, 2/01/16(a)	EUR	731	936,561
6.00%, 2/02/18(a)	U.S.$	2,055	2,051,342
Energy Future Holdings Corp. 10.00%, 1/15/20(j)		798	879,795
10.875%, 11/01/17(b)		392	356,720
Series Q 6.50%, 11/15/24		1,254	746,130

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	29

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. 10.00%, 12/01/20	U.S.$	1,020	$1,147,500
GenOn Americas Generation LLC 8.50%, 10/01/21		1,270	1,381,125
GenOn Energy, Inc. 7.875%, 6/15/17		1,080	1,150,200
9.50%, 10/15/18		1,450	1,645,750
9.875%, 10/15/20		1,200	1,332,000
NRG Energy, Inc. 6.625%, 3/15/23(a)		1,620	1,656,450
7.875%, 5/15/21		797	866,738
PPL Capital Funding, Inc. Series A 6.70%, 3/30/67		2,405	2,501,320
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. 11.50%, 10/01/20(a)(b)		626	489,845
Series A 10.25%, 11/01/15(b)		1,570	423,900

			26,396,528

Natural Gas – 1.0%
El Paso LLC Series G 7.75%, 1/15/32		1,524	1,774,879
Enterprise Products Operating LLC Series A 8.375%, 8/01/66		1,760	1,984,400
Holly Energy Partners LP/Holly Energy Finance Corp. 6.50%, 3/01/20(a)		1,317	1,382,850
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 6.50%, 8/15/21		2,750	2,949,375
Sabine Pass LNG LP 7.50%, 11/30/16		2,150	2,322,000
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.375%, 8/01/21(a)		2,047	2,185,173
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.875%, 2/01/21		960	1,041,600

			13,640,277

			40,036,805

Total Corporates – Non-Investment Grades (cost $724,337,509)			750,972,119

30	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

CORPORATES – INVESTMENT GRADES – 10.2%
Financial Institutions – 5.4%
Banking – 1.6%
American Express Co. 6.80%, 9/01/66	U.S.$	2,550	$2,728,500
Assured Guaranty Municipal Holdings, Inc. 6.40%, 12/15/66(a)		1,608	1,189,920
Banco Santander Chile 6.50%, 9/22/20(a)	CLP	1,488,500	3,090,364
Citigroup, Inc. 4.45%, 1/10/17	U.S.$	1,225	1,345,513
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands 8.375%, 7/26/16		2,750	2,887,500
Morgan Stanley 10.09%, 5/03/17(a)	BRL	5,760	3,060,067
PNC Financial Services Group, Inc. 6.75%, 8/01/21(b)	U.S.$	1,558	1,741,112
Royal Bank of Scotland PLC (The) Series 1 4.44%, 10/27/14(c)	AUD	1,500	1,431,038
UBS AG/Stamford CT 7.625%, 8/17/22	U.S.$	1,496	1,543,709
Wells Fargo & Co. Series K 7.98%, 3/15/18		2,000	2,297,500

			21,315,223

Brokerage – 0.1%
Charles Schwab Corp. (The) 7.00%, 2/01/22(b)		1,220	1,379,600

Finance – 0.5%
General Electric Capital Corp. Series A 7.125%, 6/15/22		1,200	1,337,304
HSBC Finance Capital Trust IX 5.911%, 11/30/35		1,905	1,874,044
SLM Corp. 7.25%, 1/25/22		2,082	2,331,840
8.00%, 3/25/20		233	269,115

			5,812,303

Insurance – 2.5%
Allstate Corp. (The) 6.125%, 5/15/37		1,300	1,339,000
American International Group, Inc. 6.82%, 11/15/37		1,425	1,864,176
AON Corp. 8.205%, 1/01/27		690	863,423
Assured Guaranty US Holdings, Inc. Series A 6.40%, 12/15/66		730	569,400

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	31

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Aviva PLC 4.729%, 11/28/14	EUR	3,000	$3,360,611
Coventry Health Care, Inc. 5.95%, 3/15/17	U.S.$	2,000	2,335,478
Genworth Financial, Inc. 7.625%, 9/24/21(b)		1,216	1,241,091
7.70%, 6/15/20		338	353,133
Lincoln National Corp. 6.05%, 4/20/67		1,858	1,818,517
8.75%, 7/01/19		604	791,408
MetLife, Inc. 10.75%, 8/01/39		2,350	3,489,750
Mitsui Sumitomo Insurance Co., Ltd. 7.00%, 3/15/72(a)(b)		1,286	1,417,967
Nationwide Mutual Insurance Co. 9.375%, 8/15/39(a)		2,135	2,921,432
Pacific Life Insurance Co. 9.25%, 6/15/39(a)		475	629,281
QBE Capital Funding III Ltd. 7.25%, 5/24/41(a)		1,155	1,169,437
Swiss Re Capital I LP 6.854%, 5/25/16(a)		3,700	3,764,750
Transatlantic Holdings, Inc. 8.00%, 11/30/39		1,261	1,573,636
Vero Insurance Ltd. 6.15%, 9/07/25	AUD	990	956,120
Series 3 6.75%, 9/23/24		1,000	1,047,476
ZFS Finance USA Trust V 6.50%, 5/09/37(a)	U.S.$	1,240	1,311,300

			32,817,386

Other Finance – 0.2%
IIRSA Norte Finance Ltd. 8.75%, 5/30/24(a)		2,563	3,152,546

REITS – 0.5%
DDR Corp. 7.875%, 9/01/20		1,800	2,320,267
Entertainment Properties Trust 5.75%, 8/15/22		915	950,728
7.75%, 7/15/20		1,908	2,197,888
Senior Housing Properties Trust 6.75%, 12/15/21		1,350	1,519,253

			6,988,136

			71,465,194

Industrial – 2.9%
Basic – 1.4%
ArcelorMittal 6.50%, 2/25/22(b)		2,500	2,462,430
Braskem Finance Ltd. 7.00%, 5/07/20(a)		1,800	2,070,000

32	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

CF Industries, Inc. 7.125%, 5/01/20	U.S.$	900	$1,129,500
Georgia-Pacific LLC 8.875%, 5/15/31		366	541,372
GTL Trade Finance, Inc. 7.25%, 10/20/17(a)		1,338	1,548,735
Southern Copper Corp. 7.50%, 7/27/35(b)		3,300	4,069,230
Vale Overseas Ltd. 6.875%, 11/21/36		4,756	5,506,868
Westvaco Corp. 7.95%, 2/15/31		1,000	1,313,387

			18,641,522

Capital Goods – 0.1%
Owens Corning 7.00%, 12/01/36		1,340	1,470,341

Communications - Telecommunications – 0.2%
Alltel Corp. 7.875%, 7/01/32		160	252,804
Qwest Corp. 6.50%, 6/01/17		610	716,348
6.875%, 9/15/33		1,570	1,589,625

			2,558,777

Consumer Cyclical - Other – 0.3%
Seminole Indian Tribe of Florida 6.535%, 10/01/20(a)		240	258,077
7.75%, 10/01/17(a)		1,610	1,766,975
Sheraton Holding Corp. 7.375%, 11/15/15		2,000	2,325,954

			4,351,006

Consumer Cyclical - Retailers – 0.1%
Macy’s Retail Holdings, Inc. 5.90%, 12/01/16		127	148,271
QVC, Inc. 7.50%, 10/01/19(a)		1,000	1,106,506

			1,254,777

Energy – 0.4%
Petrohawk Energy Corp. 7.25%, 8/15/18		2,650	3,010,620
Pioneer Natural Resources Co. 5.875%, 7/15/16		500	569,614
Pride International, Inc. 6.875%, 8/15/20		416	526,625
Southwestern Energy Co. 7.50%, 2/01/18		1,000	1,205,659

			5,312,518

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	33

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Other Industrial – 0.3%
Noble Group Ltd. 6.75%, 1/29/20(a)(b)	U.S.$	3,332	$3,531,920

Transportation - Airlines – 0.1%
Delta Air Lines 2007-1 Class A Pass Through Trust Series 071A 6.821%, 8/10/22		914	1,010,066

			38,130,927

Non Corporate Sectors – 1.7%
Agencies - Not Government Guaranteed – 1.7%
Gazprom OAO Via Gaz Capital SA 6.51%, 3/07/22(a)		11,426	13,431,263
9.25%, 4/23/19(a)		4,400	5,731,000
VTB Bank OJSC Via VTB Capital SA 6.875%, 5/29/18(a)		2,915	3,137,415

			22,299,678

Utility – 0.2%
Electric – 0.2%
Dominion Resources, Inc./VA 7.50%, 6/30/66		758	826,220
Southern California Edison Co. Series E 6.25%, 2/01/22		1,200	1,303,176

			2,129,396

Total Corporates – Investment Grades (cost $112,686,224)			134,025,195

GOVERNMENTS – TREASURIES – 9.9%
Brazil – 1.7%
Brazil Notas do Tesouro Nacional Series F 10.00%, 1/01/17	BRL	9,340	4,762,512
Brazilian Government International Bond 8.50%, 1/05/24		7,000	4,039,956
Republic of Brazil 12.50%, 1/05/22		18,632	13,786,163

			22,588,631

Colombia – 0.0%
Republic of Colombia 9.85%, 6/28/27	COP	756,000	636,548

South Africa – 0.7%
South Africa Government Bond Series R204 8.00%, 12/21/18	ZAR	10,750	1,413,013
Series R207 7.25%, 1/15/20		60,872	7,649,408
Series R208 6.75%, 3/31/21		490	59,556

			9,121,977

34	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Turkey – 0.3%
Turkey Government Bond Series 5YR 9.00%, 3/08/17	TRY	6,517	$3,807,400

United States – 7.2%
U.S. Treasury Bonds 2.75%, 8/15/42	U.S.$	3,301	3,246,329
3.125%, 11/15/41		3,027	3,224,699
3.125%, 2/15/42(b)(k)		46,095	49,033,556
3.50%, 2/15/39		2,831	3,249,900
3.875%, 8/15/40		2,700	3,298,641
4.625%, 2/15/40		2,375	3,259,688
4.75%, 2/15/37		2,350	3,252,915
5.375%, 2/15/31		2,252	3,257,306
5.50%, 8/15/28		2,276	3,258,592
6.125%, 11/15/27-8/15/29		4,270	6,490,100
6.25%, 8/15/23		2,250	3,264,962
6.625%, 2/15/27		2,092	3,258,290
7.625%, 2/15/25		1,995	3,258,084
U.S. Treasury Notes 2.625%, 11/15/20		2,944	3,250,359

			94,603,421

Total Governments – Treasuries (cost $123,942,677)			130,757,977

EMERGING MARKETS – SOVEREIGNS – 5.4%
Argentina – 1.9%
Argentina Bonos 7.00%, 10/03/15		14,209	13,001,252
Series X 7.00%, 4/17/17(b)		8,950	7,376,789
Argentine Bonos 7.82%, 12/31/33	EUR	5,034	4,205,091

			24,583,132

Cote D’Ivoire – 0.8%
Ivory Coast Government International Bond 2.50%, 12/31/32(a)(d)	U.S.$	12,347	10,618,420

Dominican Republic – 0.7%
Dominican Republic International Bond 8.625%, 4/20/27(a)		8,385	9,475,050

El Salvador – 0.7%
El Salvador Government International Bond 7.375%, 12/01/19(a)		705	810,750
7.625%, 9/21/34(a)		762	861,060
7.65%, 6/15/35(a)		6,996	7,818,030

			9,489,840

Ghana – 0.3%
Republic of Ghana 8.50%, 10/04/17(a)		2,983	3,505,025

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	35

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Serbia – 0.3%
Republic of Serbia 6.75%, 11/01/24(a)	U.S.$	930	$911,400
7.25%, 9/28/21(a)		2,467	2,608,853

			3,520,253

Ukraine – 0.4%
Ukraine Government International Bond 7.65%, 6/11/13(a)		5,845	5,882,992

United Arab Emirates – 0.3%
Emirate of Dubai Government International Bonds 7.75%, 10/05/20(a)		3,310	3,930,625

Total Emerging Markets – Sovereigns (cost $54,733,763)			71,005,337

EMERGING MARKETS – CORPORATE BONDS – 4.8%
Industrial – 4.4%
Basic – 1.2%
Evraz Group SA 8.25%, 11/10/15(a)(b)		1,398	1,527,553
9.50%, 4/24/18(a)(b)		3,334	3,751,317
Novelis, Inc./GA 8.75%, 12/15/20		3,075	3,405,562
Sappi Papier Holding GmbH 7.75%, 7/15/17(a)		678	725,460
Vedanta Resources PLC 8.75%, 1/15/14(a)(b)		4,404	4,591,170
Winsway Coking Coal Holding Ltd. 8.50%, 4/08/16(a)(b)		2,530	1,948,100

			15,949,162

Capital Goods – 0.4%
Cemex Espana Luxembourg 9.25%, 5/12/20(a)		182	181,581
9.875%, 4/30/19(a)		3,299	3,373,228
Rearden G Holdings EINS GmbH 7.875%, 3/30/20(a)		1,200	1,323,000

			4,877,809

Communications - Media – 0.6%
Central European Media Enterprises Ltd. 11.625%, 9/15/16(a)	EUR	1,231	1,645,173
Columbus International, Inc. 11.50%, 11/20/14(a)	U.S.$	4,160	4,617,600
European Media Capital SA 10.00%, 2/01/15(l)		1,574	1,464,029

			7,726,802

36	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Communications - Telecommunications – 0.2%
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC 9.125%, 4/30/18(a)	U.S.$	1,500	$1,717,050
VimpelCom Holdings BV 7.504%, 3/01/22(a)		1,300	1,363,375

			3,080,425

Consumer Cyclical - Other – 0.6%
Corp. GEO SAB de CV 8.875%, 3/27/22(a)(b)		2,394	2,447,865
Desarrolladora Homex SAB de CV 9.75%, 3/25/20(a)(b)		3,177	3,300,543
Peermont Global Pty Ltd. 7.75%, 4/30/14(a)	EUR	1,000	1,233,648
Urbi Desarrollos Urbanos SAB de CV 9.50%, 1/21/20(a)	U.S.$	315	277,200
9.75%, 2/03/22(a)		744	654,720

			7,913,976

Consumer Cyclical - Retailers – 0.1%
Edcon Holdings Pty Ltd. 5.752%, 6/15/15(a)(c)	EUR	1,066	1,171,233

Consumer Non-Cyclical – 0.5%
Agrokor Dd 8.875%, 2/01/20(a)	U.S.$	343	343,000
Agrokor DD 9.875%, 5/01/19(a)	EUR	1,181	1,601,114
Corp. Azucarera del Peru SA 6.375%, 8/02/22(a)	U.S.$	1,277	1,345,139
Foodcorp Pty Ltd. 8.75%, 3/01/18(a)	EUR	827	1,123,844
Hypermarcas SA 6.50%, 4/20/21(a)	U.S.$	885	927,746
Minerva Luxembourg SA 12.25%, 2/10/22(a)		1,245	1,436,357
Minerva Overseas II Ltd. 10.875%, 11/15/19(a)		467	516,035

			7,293,235

Energy – 0.1%
Golden Close Maritime Corp., Ltd 11.00%, 12/09/15		1,300	1,394,152

Other Industrial – 0.4%
Marfrig Holding Europe BV 8.375%, 5/09/18(a)		2,536	2,066,840
Marfrig Overseas Ltd. 9.50%, 5/04/20(a)		1,771	1,463,731
New Reclamation Group Pty Ltd. (The) 8.125%, 2/01/13(a)	EUR	1,186	1,204,072

			4,734,643

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	37

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Technology – 0.2%
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 10.50%, 4/15/18	U.S.$	1,490	$1,676,250
STATS ChipPAC Ltd. 7.50%, 8/12/15(a)		541	565,345

			2,241,595

Transportation - Services – 0.1%
Inversiones Alsacia SA 8.00%, 8/18/18(a)		1,852	1,879,149

			58,262,181

Financial Institutions – 0.4%
Banking – 0.0%
Halyk Savings Bank of Kazakhstan JSC 7.25%, 1/28/21(a)		463	470,052

Finance – 0.2%
Sistema International Funding SA 6.95%, 5/17/19(a)		2,500	2,635,586

Other Finance – 0.2%
AES El Salvador Trust 6.75%, 2/01/16(a)		1,970	1,979,850

			5,085,488

Utility – 0.0%
Electric – 0.0%
DTEK Finance BV 9.50%, 4/28/15(a)		373	373,000

Total Emerging Markets – Corporate Bonds (cost $62,399,100)			63,720,669

COLLATERALIZED MORTGAGE OBLIGATIONS – 4.2%
Non-Agency Fixed Rate – 2.5%
Bear Stearns ARM Trust 2007-4 Series 2007-4, Class 22A1 5.532%, 6/25/47		3,084	2,567,827
Chaseflex Trust Series 2007-1, Class 1A3 6.50%, 2/25/37		1,212	765,716
Citigroup Mortgage Loan Trust Series 2006-AR3, Class 1A2A 5.584%, 6/25/36		3,028	2,909,307
Citimortgage Alternative Loan Trust Series 2007-A3, Class 1A4 5.75%, 3/25/37		2,751	2,001,721
Countrywide Alternative Loan Trust Series 2006-42, Class 1A6 6.00%, 1/25/47		1,525	994,090

38	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Series 2006-J1, Class 1A10 5.50%, 2/25/36	U.S.$	3,720	$2,843,010
Series 2006-J5, Class 1A1 6.50%, 9/25/36		1,985	1,527,348
First Horizon Alternative Mortgage Pass Through Certificates Series 2006-FA1, Class 1A3 5.75%, 4/25/36		1,549	1,251,619
First Horizon Alternative Mortgage Securities Series 2006-AA5, Class A1 2.588%, 9/25/36		1,373	964,564
Series 2006-AA7, Class A1 2.547%, 1/25/37		1,566	1,042,417
Indymac Index Mortgage Loan Trust Series 2005-AR15, Class A1 4.802%, 9/25/35		1,708	1,306,378
Series 2006-AR37, Class 2A1 5.182%, 2/25/37		1,100	886,606
Structured Adjustable Rate Mortgage Loan Trust Series 2005-18, Class 8A1 5.406%, 9/25/35		2,495	2,479,631
Series 2006-9, Class 4A1 5.734%, 10/25/36		1,556	1,327,097
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2006-7, Class A3 6.081%, 9/25/36		2,364	1,363,390
Series 2006-7, Class A4 6.171%, 9/25/36		2,487	1,434,504
Series 2006-9, Class A4 5.986%, 10/25/36		2,611	1,672,581
Series 2007-HY3, Class 4A1 2.757%, 3/25/37		3,193	2,837,349
Wells Fargo Alternative Loan Trust Series 2007-PA3, Class 3A1 6.25%, 7/25/37		2,934	2,442,605

			32,617,760

Non-Agency Floating Rate – 1.7%
Citigroup Mortgage Loan Trust Series 2005-8, Class 2A2 4.584%, 9/25/35(c)(m)		1,864	260,913
Countrywide Alternative Loan Trust Series 2007-7T2, Class A3 0.817%, 4/25/37(c)		5,214	3,206,810
Countrywide Home Loan Mortgage Pass Through Trust Series 2007-13, Class A7 0.817%, 8/25/37(c)		2,265	1,850,706

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	39

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Credit Suisse Mortgage Capital Certificates Series 2006-6, Class 1A2 5.284%, 7/25/36(c)(m)	U.S.$	1,170	$223,653
Downey Savings & Loan Association Mortgage Loan Trust Series 2006-AR1, Class 1A1A 1.068%, 3/19/46(c)		1,036	588,163
First Horizon Alternative Mortgage Securities Series 2007-FA2, Class 1A6 5.334%, 4/25/37(c)(m)		304	68,478
Greenpoint Mortgage Funding Trust Series 2007-AR3, Class A1 0.437%, 6/25/37(c)		1,609	1,099,389
Harborview Mortgage Loan Trust Series 2007-4, Class 2A1 0.439%, 7/19/47(c)		1,858	1,368,441
Series 2007-7, Class 2A1A 1.217%, 11/25/47(c)		933	741,138
Lehman Mortgage Trust Series 2005-2, Class 1A2 5.034%, 12/25/35(c)(m)		1,134	263,183
Lehman XS Trust Series 2007-15N, Class 4A1 1.117%, 8/25/47(c)		1,011	631,792
Series 2007-4N, Class 3A2A 0.898%, 3/25/47(c)		2,792	1,949,140
Luminent Mortgage Trust Series 2006-6, Class A1 0.417%, 10/25/46(c)		437	334,118
Structured Asset Mortgage Investments, Inc. Series 2007-AR6, Class A1 1.648%, 8/25/47(c)		4,199	2,859,722
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2006-AR11, Class 3A1A 1.068%, 9/25/46(c)		2,229	1,282,744
Series 2006-AR5, Class A1A 1.138%, 6/25/46(c)		1,015	782,295
Series 2007-OA3, Class 2A1A 0.908%, 4/25/47(c)		1,169	961,788
Series 2007-OA5, Class 1A 0.898%, 6/25/47(c)		5,945	4,513,070

			22,985,543

Total Collateralized Mortgage Obligations (cost $52,952,744)			55,603,303

40	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

COMMERCIAL MORTGAGE-BACKED SECURITIES – 3.4%
Non-Agency Fixed Rate CMBS – 3.1%
Banc of America Large Loan, Inc. Series 2009-UB1, Class A4B 5.707%, 6/24/50(a)	U.S.$	3,500	$3,562,563
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2007-5, Class AM 5.772%, 2/10/51		2,877	3,154,152
Bear Stearns Commercial Mortgage Securities Series 2007-PW18, Class AM 6.084%, 6/11/50		1,400	1,525,107
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1, Class AJ 5.393%, 7/15/44		1,017	1,039,849
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class AM 5.509%, 9/15/39		5,900	6,072,563
GE Capital Commercial Mortgage Corp. Series 2005-C4, Class AM 5.483%, 11/10/45		800	842,222
GS Mortgage Securities Corp II Series 2006-GG6, Class AJ 5.823%, 4/10/38		1,484	1,304,247
Series 2011-GC5, Class C 5.475%, 8/10/44(a)		3,152	3,375,134
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2007-CB19, Class AM 5.918%, 2/12/49		3,519	3,657,001
Series 2007-LD11, Class AM 6.003%, 6/15/49		5,105	4,936,734
Series 2007-LD12, Class AM 6.247%, 2/15/51		736	782,251
Series 2007-LDPX, Class AM 5.464%, 1/15/49		798	812,474
LB Commercial Conduit Mortgage Trust Series 2007-C3, Class AM 6.086%, 7/15/44		1,486	1,576,546
LB-UBS Commercial Mortgage Trust Series 2007-C2, Class AM 5.493%, 2/15/40		2,204	2,209,500
Series 2007-C7, Class AM 6.395%, 9/15/45		2,747	2,922,764
Merrill Lynch Mortgage Trust Series 2005-CIP1, Class AJ 5.137%, 7/12/38		2,000	2,044,098

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	41

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Wachovia Bank Commercial Mortgage Trust Series 2007-C34, Class AM 5.818%, 5/15/46	U.S.$	400	$442,116
WFDB Commercial Mortgage Trust Series 2011-BXR, Class E 6.403%, 7/05/24(a)		943	983,112

			41,242,433

Non-Agency Floating Rate CMBS – 0.3%
Commercial Mortgage Pass Through Certificates Series 2007-FL14, Class C 0.521%, 6/15/22(a)(c)		412	370,320
Wachovia Bank Commercial Mortgage Trust Series 2007-WHL8, Class E 0.621%, 6/15/20(a)(c)		2,380	1,830,565
WF-RBS Commercial Mortgage Trust Series 2011-C4, Class D 5.417%, 6/15/44(a)(j)		1,022	1,020,236

			3,221,121

Total Commercial Mortgage-Backed Securities (cost $36,985,320)			44,463,554

EMERGING MARKETS – TREASURIES – 3.2%
Dominican Republic – 0.5%
Dominican Republic International Bond 16.00%, 7/10/20(a)	DOP	229,800	6,869,301

Hungary – 0.7%
Hungary Government Bond Series 14/C 5.50%, 2/12/14	HUF	970,820	4,322,001
Series 15/A 8.00%, 2/12/15		464,360	2,150,373
Series 16/C 5.50%, 2/12/16		697,550	3,031,864

			9,504,238

Indonesia – 0.8%
Indonesia Recap Linked Note 9.50%, 5/17/41	IDR	27,844,000	3,846,371
10.00%, 7/18/17		47,971,000	5,914,919

			9,761,290

Philippines – 0.3%
Philippine Government International Bond 6.25%, 1/14/36	PHP	143,000	3,809,391

Russia – 0.2%
Russia – Recap Linked Note 7.50%, 3/15/18	RUB	93,062	2,995,167

42	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Turkey – 0.7%
Turkey Government Bond 9.00%, 1/27/16	TRY	15,364	$8,899,000

Total Emerging Markets – Treasuries (cost $39,599,646)			41,838,387

BANK LOANS – 2.8%
Industrial – 2.4%
Basic – 0.2%
NewPage Corporation 8.00%, 3/08/13(c)	U.S.$	2,000	2,018,760
Patriot Coal Corporation 9.25%, 12/31/13(c)		775	772,419

			2,791,179

Capital Goods – 0.1%
AOT Bedding 9/29/19(n)		1,400	1,393,252

Communications - Media – 0.2%
Cengage Learning Acquisitions, Inc. (Thomson Learning) 2.47%, 7/03/14(c)		537	510,909
Clear Channel Communications, Inc. 3.87%, 1/29/16(c)		161	131,298
Univision Communications, Inc. 4.47%, 3/31/17(c)		1,857	1,832,754

			2,474,961

Consumer Cyclical - Automotive – 0.4%
Allison Transmission, Inc. 2.72%, 8/07/14(c)		5	4,931
Navistar, Inc. 7.00%, 8/17/17(c)		1,250	1,262,500
Schaeffler AG 6.00%, 1/27/17(c)		1,243	1,254,848
TI Group Automotive Systems, L.L.C. 6.75%, 3/14/18(c)		2,289	2,299,943

			4,822,222

Consumer Cyclical - Entertainment – 0.1%
ClubCorp Club Operations Inc. 6.00%, 11/30/16(c)		1,351	1,355,436
Las Vegas Sands, LLC 2.72%, 11/23/16(c)		474	471,211

			1,826,647

Consumer Cyclical - Other – 0.2%
Caesars Entertainment Operating Company, Inc. (fka Harrah’s Operating Company, Inc.) 3.22%, 1/28/15(c)		1,210	1,172,240

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	43

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Harrah’s Las Vegas Propco, LLC 3.21%, 2/13/13(c)	U.S.$	1,500	$1,189,995
Sabre Inc. 5.97%, 9/30/17(c)		729	723,294

			3,085,529

Consumer Cyclical - Retailers – 0.1%
Rite Aid Corporation 1.97%-1.98%, 6/04/14(c)		957	948,639

Consumer Non-Cyclical – 0.3%
BJ’s Wholesale Club, Inc. 3/29/19(n)		1,400	1,413,300
HCA Inc. 3.47%, 5/01/18(c)		398	398,045
Immucor, Inc. (fka IVD Acquisition Corporation) 5.75%, 8/19/18(c)		980	989,838
Par Pharmaceutical 8/02/19(n)		1,000	997,750

			3,798,933

Energy – 0.1%
CITGO Petroleum Corporation 9.00%, 6/24/17(c)		1,222	1,240,203

Other Industrial – 0.2%
Gavilon Group LLC, The 6.00%, 12/06/16(c)		372	369,551
Harbor Freight Tools USA, Inc./Central Purchasing, LLC 5.50%, 11/14/17(c)		1,300	1,304,602
Kinetic Concepts, Inc. 7.00%, 5/04/18(c)		1,117	1,130,754

			2,804,907

Services – 0.1%
Advantage Sales & Marketing Inc. 5.25%, 12/18/17(c)		501	502,328
Global Cash Access, Inc. 7.00%, 3/01/16(c)		301	302,447
ServiceMaster Company, The 2.72%, 7/24/14(c)		17	17,383
2.73%, 7/24/14(c)		176	175,000

			997,158

Technology – 0.4%
Blackboard Inc. 11.50%, 4/04/19(c)		3,200	3,016,000
Eastman Kodak Company 8.50%, 7/20/13(c)		477	468,968
First Data Corporation 2.97%, 9/24/14(c)		58	58,166
Smart Modular Technologies (Global), Inc. 8.25%, 8/26/17(c)		1,881	1,580,040

			5,123,174

			31,306,804

44	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Financial Institutions – 0.2%
Finance – 0.2%
iStar Financial, Inc. 5.25%, 3/19/16(c)	U.S.$	1,439	$1,443,871
7.00%, 6/30/14(c)		1,675	1,672,203

			3,116,074

Non Corporate Sectors – 0.1%
Foreign Local Government - Municipal – 0.1%
Education Management LLC 4.38%, 6/01/16(c)		1,496	1,255,338

Utility – 0.1%
Electric – 0.1%
Texas Competitive Electric Holdings Company, LLC (TXU) 3.73%-3.94%, 10/10/14(c)		1,632	1,211,129

Total Bank Loans (cost $36,972,356)			36,889,345

QUASI-SOVEREIGNS – 2.6%
Quasi-Sovereign Bonds – 2.6%
Indonesia – 0.1%
Majapahit Holding BV 7.875%, 6/29/37(a)		699	906,953
8.00%, 8/07/19(a)		330	416,625

			1,323,578

Kazakhstan – 0.5%
KazMunayGas National Co. 6.375%, 4/09/21(a)		2,450	2,941,494
7.00%, 5/05/20(a)		2,658	3,262,695

			6,204,189

Russia – 1.4%
Russian Agricultural Bank OJSC Via RSHB Capital SA 6.299%, 5/15/17(a)		1,227	1,349,344
7.50%, 3/25/13(a)	RUB	50,400	1,623,722
7.75%, 5/29/18(a)	U.S.$	11,600	13,688,000
8.70%, 3/17/16(a)	RUB	50,700	1,679,950

			18,341,016

Trinidad & Tobago – 0.2%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75%, 8/14/19(a)	U.S.$	1,675	2,152,375

Ukraine – 0.2%
National JSC Naftogaz of Ukraine 9.50%, 9/30/14		2,542	2,583,435

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	45

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

United States – 0.2%
Citgo Petroleum Corp. 11.50%, 7/01/17(a)	U.S.$	2,919	$3,356,850

Total Quasi-Sovereigns (cost $26,451,220)			33,961,443

ASSET-BACKED SECURITIES – 1.2%
Home Equity Loans - Fixed Rate – 0.8%
Countrywide Asset-Backed Certificates Series 2005-7, Class AF5W 5.054%, 10/25/35		895	640,321
Series 2006-1, Class AF6 5.526%, 7/25/36		2,061	1,638,323
CSAB Mortgage Backed Trust Series 2006-2, Class A6A 5.72%, 9/25/36		1,451	1,116,659
GSAA Home Equity Trust Series 2005-12, Class AF5 5.659%, 9/25/35		1,800	1,602,913
Series 2006-10, Class AF3 5.985%, 6/25/36		1,691	1,058,167
Lehman XS Trust Series 2006-17, Class WF32 5.55%, 11/25/36		2,497	2,108,285
Series 2007-6, Class 3A5 5.72%, 5/25/37		787	650,722
Morgan Stanley Mortgage Loan Trust Series 2006-15XS, Class A3 5.988%, 11/25/36		1,725	1,091,946
Series 2007-8XS, Class A2 6.00%, 4/25/37		1,667	1,202,006

			11,109,342

Home Equity Loans - Floating Rate – 0.4%
Countrywide Asset-Backed Certificates Series 2006-15, Class A6 5.82%, 10/25/46(j)		1,713	1,429,264
Credit-Based Asset Servicing and Securitization LLC Series 2007-CB2, Class A2C 5.433%, 2/25/37(c)		3,400	2,410,253
GSAA Trust Series 2006-6, Class AF4 5.651%, 3/25/36(c)		1,398	804,902
Series 2006-6, Class AF5 5.651%, 3/25/36(c)		900	518,102

			5,162,521

Total Asset-Backed Securities (cost $15,238,699)			16,271,863

46	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

Company		Shares	U.S. $ Value

PREFERRED STOCKS – 1.0%
Financial Institutions – 1.0%
Banking – 0.6%
Citigroup Capital XIII 7.875%(j)		49,625	$1,382,056
US Bancorp 6.50%		100,000	2,910,000
Zions Bancorporation 9.50%		138,946	3,636,217

			7,928,273

Finance – 0.1%
Brandywine Realty Trust 6.90%		30,425	799,569

Insurance – 0.2%
Hartford Financial Services Group, Inc. 7.875%		75,000	2,114,250
XLIT Ltd. 0.00%(c)		600	450,187

			2,564,437

REITS – 0.1%
Health Care REIT, Inc. 6.50%		39,075	1,046,038
Sovereign Real Estate Investment Trust 12.00%(a)		185	223,282

			1,269,320

			12,561,599

Non Corporate Sectors – 0.0%
Agencies - Government Sponsored – 0.0%
Federal National Mortgage Association 8.25%		80,000	69,600

Total Preferred Stocks (cost $12,891,145)			12,631,199

		Principal Amount (000)
GOVERNMENTS – SOVEREIGN AGENCIES – 0.8%
Norway – 0.1%
Eksportfinans ASA 2.00%, 9/15/15	U.S.$	133	124,355
2.375%, 5/25/16		1,551	1,434,675

			1,559,030

Russia – 0.3%
VTB Bank OJSC Via VTB Capital SA 6.875%, 5/29/18(a)		3,400	3,659,420

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	47

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Spain – 0.1%
Instituto de Credito Oficial 4.53%, 3/17/16	CAD	1,300	$1,204,288

United Arab Emirates – 0.3%
Dubai Holding Commercial Operations MTN Ltd. 6.00%, 2/01/17	GBP	2,300	3,426,202

Total Governments – Sovereign Agencies (cost $9,289,443)			9,848,940

SUPRANATIONALS – 0.6%
Eurasian Development Bank 7.375%, 9/29/14(a)	U.S.$	1,690	1,837,537
European Investment Bank Zero Coupon, 4/24/13(a)	IDR	65,759,400	6,684,508

Total Supranationals (cost $8,801,753)			8,522,045

LOCAL GOVERNMENTS – REGIONAL BONDS – 0.6%
Argentina – 0.1%
Provincia de Cordoba 12.375%, 8/17/17(a)(b)	U.S.$	2,341	1,978,145

Colombia – 0.5%
Bogota Distrito Capital 9.75%, 7/26/28(a)	COP	7,758,000	6,351,148

Total Local Governments – Regional Bonds (cost $5,652,057)			8,329,293

INFLATION-LINKED SECURITIES – 0.5%
Uruguay – 0.5%
Republica Orient Uruguay 3.70%, 6/26/37	UYU	49,815	2,645,879
4.25%, 4/05/27		59,005	3,319,752

Total Inflation-Linked Securities (cost $4,730,398)			5,965,631

GOVERNMENTS – SOVEREIGN BONDS – 0.4%
Croatia – 0.3%
Republic of Croatia 6.625%, 7/14/20(a)(b)	U.S.$	4,000	4,484,000

Nigeria – 0.1%
Nigeria- Recap Linked (Citi) 15.10%, 5/01/17(a)	NGN	94,100	677,076
26.49%, 5/01/17		99,400	715,708

			1,392,784

Total Governments – Sovereign Bonds (cost $5,362,477)			5,876,784

48	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

LOCAL GOVERNMENTS – MUNICIPAL BONDS – 0.4%
United States – 0.4%
California GO 7.60%, 11/01/40	U.S.$	750	$1,028,865
7.95%, 3/01/36		1,915	2,288,080
Illinois GO 7.35%, 7/01/35		1,915	2,255,966

Total Local Governments – Municipal Bonds (cost $4,609,550)			5,572,911

		Shares
COMMON STOCKS – 0.2%
Abitibibowater, Inc.(f)(h)(i)		5,000	– 0	–
American Media Operations, Inc.(f)(h)		19,908	139,356
American Media, Inc.(h)(l)		12,978	– 0	–
AOT Bedding Super Holdings, LLC(f)(h)		52	– 0	–
Fairpoint Communications, Inc.(i)		5,519	41,724
Gallery Capital SA(h)(o)		591	886,500
Greektown Superholdings, Inc.(f)(h)(i)		692	41,520
Keystone Automotive Operations, Inc.(f)(h)		106,736	1,280,836
Magnachip Semiconductor(f)(h)		450	5,310
Merisant Co.(f)(h)		999	– 0	–
Neenah Enterprises, Inc.(f)(h)(i)		58,200	378,300
U.S. Shipping Corp.(f)(h)		31,398	– 0	–

Total Common Stocks (cost $3,663,858)			2,773,546

		Contracts
OPTIONS PURCHASED – PUTS – 0.1%
Options on Funds and Investment Trusts – 0.1%
SPDR S&P 500 ETF Trust Expiration: Oct 2012, Exercise Price: $ 132.00(i)(p)		1,028	16,962
SPDR S&P 500 ETF Trust Expiration: Nov 2012, Exercise Price: $ 143.00(i)(p)		1,769	447,557
SPDR S&P 500 ETF Trust Expiration: Nov 2012, Exercise Price: $ 137.00(i)(p)		663	73,593
SPDR S&P 500 ETF Trust Expiration: Dec 2012, Exercise Price: $ 142.00(i)(p)		1,771	641,102

			1,179,214

Options on Forward Contracts – 0.0%
EUR/USD Expiration: Dec 2012, Exercise Price: EUR 1.26(i)(q)		10,770,000	114,512

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	49

Portfolio of Investments

		Contracts	U.S. $ Value

EUR/USD Expiration: Dec 2012, Exercise Price: EUR 1.26(i)(q)		13,860,000	$176,683

			291,195

Total Options Purchased – Puts (cost $2,049,221)			1,470,409

Company		Shares

WARRANTS – 0.0%
Alion Science and Technology Corp., expiring 11/01/14(h)(i)(l)		900	– 0	–
Fairpoint Communications, Inc., expiring 1/24/18(f)(h)(i)		9,408	– 0	–
Ipayment Holdings, Inc., expiring 11/15/18(i)		1,142	– 0	–
Magnachip Semiconductor, expiring 12/31/49(f)(h)(i)		18,000	– 0	–
Talon Equity Co. NV, expiring 11/24/15(f)(h)(i)		1,059	– 0	–

Total Warrants (cost $0)			– 0	–

SHORT-TERM INVESTMENTS – 2.5%
Investment Companies – 2.3%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio, 0.14%(r) (cost $30,514,960)		30,514,960	30,514,960

		Principal Amount (000)
Governments - Sovereign Bonds – 0.2%
Brazil Recap Linked Note 10.00%, 3/01/13 (cost $2,558,591)	BRL	4,379	2,232,431

Total Short-Term Investments (cost $33,073,551)			32,747,391

Total Investments – 111.8% (cost $1,376,422,711)			1,473,247,341
Other assets less liabilities – (11.8)%			(155,658,325)

Net Assets – 100.0%			$1,317,589,016

50	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

FUTURES CONTRACTS (see Note C)

Type	Number of Contracts	Expiration Month	Original Value	Value at September 30, 2012	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 5 Yr (CBT) Futures	1,208	December 2012	$150,037,006	$150,556,434	$519,428

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note C)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	IDR	151,537,554	USD	15,707	10/19/12	$(64,248)
Barclays Bank PLC	EUR	258	USD	333	10/24/12	1,301
Brown Brothers Harriman & Co.	USD	31	AUD	30	10/11/12	119
Brown Brothers Harriman & Co.	EUR	1,023	USD	1,326	10/24/12	11,022
Citibank NA	CAD	4,075	USD	4,171	11/09/12	29,738
Credit Suisse First Boston	TRY	17,400	USD	9,667	10/11/12	(1,584)
Credit Suisse First Boston	USD	13,433	MXN	171,818	10/18/12	(107,768)
Credit Suisse First Boston	COP	7,204,138	USD	3,985	10/31/12	851
Goldman Sachs	BRL	34,760	USD	17,118	10/02/12	(28,287)
Goldman Sachs	USD	17,085	BRL	34,760	10/02/12	61,101
Goldman Sachs	EUR	257	USD	314	10/17/12	(17,230)
Goldman Sachs	BRL	34,760	USD	17,006	11/05/12	(57,855)
JPMorgan Chase Bank	USD	3,318	ZAR	28,001	10/04/12	45,534
JPMorgan Chase Bank	HUF	1,817,773	USD	7,994	10/11/12	(188,041)
JPMorgan Chase Bank	GBP	11,794	USD	19,139	10/24/12	95,891
Royal Bank of Canada	CAD	12,819	USD	13,062	11/09/12	33,427
Royal Bank of Scotland PLC	USD	13,077	TRY	23,659	10/11/12	69,500
Royal Bank of Scotland PLC	EUR	48,434	USD	59,476	10/17/12	(2,773,473)
Standard Chartered Bank	USD	17,118	BRL	34,760	10/02/12	28,287
Standard Chartered Bank	BRL	34,760	USD	16,858	10/02/12	(287,731)
Standard Chartered Bank	JPY	2,061,378	USD	26,473	11/16/12	49,071
UBS Securities LLC	ZAR	104,985	USD	12,728	10/04/12	117,959
UBS Securities LLC	TRY	5,376	USD	2,941	10/11/12	(46,516)
UBS Securities LLC	EUR	37,776	USD	49,370	10/24/12	814,937
Westpac Banking Corp.	AUD	2,932	USD	3,034	10/11/12	(5,218)

						$(2,219,213)

CREDIT DEFAULT SWAPTIONS (see Note C)

Description	Counterparty	Buy/Sell Protection	Strike Rate	Expiration Date	Notional Amount (000)	Premiums	Market Value
Put – CDX NAHY 18 5 Year Index	Bank of America NA	Sell	0.96%	11/21/12	$12,800	$333,274	$(55,423)
Put – CDX NAHY 18 5 Year Index	Barclays Bank PLC	Sell	1.00	11/21/12	33,200	302,386	(478,061)

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	51

Portfolio of Investments

Description	Counterparty	Buy/Sell Protection	Strike Rate	Expiration Date	Notional Amount (000)	Premiums	Market Value
Put – CDX NAHY 18 5 Year Index	Credit Suisse International	Sell	0.99%	12/19/12	$33,200	$558,756	$(529,064)
Put – CDX NAHY 18 5 Year Index	Morgan Stanley Capital Services, Inc.	Sell	0.95	10/17/12	19,100	463,270	(11,346)

							$(1,073,894)

INTEREST RATE SWAP CONTRACTS (see Note C)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citibank, NA	$66,630	9/14/17	0.84%	3 Month LIBOR	$(253,575)
Citibank, NA	33,500	6/11/22	1.83%	3 Month LIBOR	(707,223)
Goldman Sachs Bank USA	67,310	9/18/17	0.85%	3 Month LIBOR	(303,562)
Goldman Sachs International	10,800	9/17/22	1.80%	3 Month LIBOR	(108,808)
Morgan Stanley Capital Services, Inc.	59,740	2/17/22	2.01%	3 Month LIBOR	(2,247,153)

					$(3,620,321)

CREDIT DEFAULT SWAP CONTRACTS (see Note C)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at September 30, 2012	Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America NA:
Fiat SpA, 6.625% 2/15/13, 3/20/17*	5.00%	6.40%	EUR	1,100	$74,289	$(109,969)	$(35,680)
Barclays Bank PLC:
Liz Claiborne, Inc., 5.00% 7/08/13, 12/20/13*	5.00	0.72		$440	(23,950)	(4,234)	(28,184)
Nokia OYJ, 6.750% 2/04/19, 9/20/14*	5.00	5.38		4,400	75,183	(348,499)	(273,316)
The McClatchy Co., 5.75% 9/01/17, 12/20/13*	5.00	3.09		440	(10,827)	(7,939)	(18,766)

52	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at September 30, 2012	Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Bank USA:
CDX-NAHY-11 5 Year Index, 12/20/13*	0.00%	100.55%		$1,151	$609,138	$(107,829)	$501,309
JPMorgan Chase Bank NA:
MBIA, Inc., 6.625% 10/01/28, 12/20/13*	5.00	11.35		890	61,289	(45,058)	16,231
Morgan Stanley Capital Services LLC:
Fiat SpA, 6.625% 2/15/13, 12/20/17*	5.00	6.99	EUR	890	92,324	(69,215)	23,109
Fiat SpA, 6.625% 2/15/13, 12/20/17*	5.00	6.99		$620	64,315	(47,313)	17,002

Sale Contracts
Bank of America NA:
Amkor Technology, Inc., 7.375%, 5/01/18, 6/20/17*	5.00	5.70		1,300	(38,394)	45,299	6,905
Boyd Gaming Corp., 6.75% 4/15/14, 3/20/16*	5.00	6.93		2,000	(119,642)	94,881	(24,761)
HCA, Inc., 6.375% 1/15/15, 6/20/17*	5.00	3.66		2,000	113,476	(17,631)	95,845
Sanmina-SCI Corp., 8.125% 3/01/16, 6/20/17*	5.00	5.03		1,900	(3,354)	101,870	98,516
Barclays Bank PLC:
AK Steel Corp., 7.625%, 5/15/20, 6/20/17*	5.00	11.09		1,270	(255,864)	150,591	(105,273)
Alcatel-Lucent USA Inc., 6.50% 1/15/28, 6/20/16*	5.00	12.35		2,000	(399,177)	(81,199)	(480,376)
CDX NAHY-17 5 Year Index, 12/20/16*	5.00	4.46		17,760	376,793	1,342,304	1,719,097
CDX-NAIGS15V1 5 Year Index, 12/20/15*	1.00	31.09		1,400	(89,059)	133,582	44,523

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	53

Portfolio of Investments

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at September 30, 2012	Notional Amount (000)	Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Community Health Systems, 8.875% 7/15/15, 6/20/16*	5.00%	3.22%	$2,000	$120,338	$46,590	$166,928
Freescale Semiconductor Inc., 8.875% 12/15/14, 6/20/16*	5.00	6.21	1,420	(65,241)	28,938	(36,303)
Health Management Associates, Inc., 6.125%, 4/15/16, 6/20/17*	5.00	3.60	1,900	113,097	10,754	123,851
Nokia OYJ, 6.750% 2/04/19, 9/20/17*	5.00	8.96	2,740	(400,210)	493,930	93,720
NXP BV, 8.625% 10/15/15, 3/20/16*	5.00	3.75	1,350	53,750	(55,972)	(2,222)
Citibank NA:
CDX NAHY-17 5 Year Index, 12/20/16*	5.00	4.46	12,864	272,919	1,236,984	1,509,903
Ford Motor Company, 6.50% 8/01/18, 6/20/16*	5.00	2.02	2,700	289,361	(185,037)	104,324
Credit Suisse International:
CDX-NAHY-15 5 Year Index, 12/20/15*	5.00	4.92	3,500	13,821	247,628	261,449
CDX-NAHY-15 5 Year Index, 12/20/15*	5.00	4.92	3,100	11,810	220,863	232,673
MGM Resorts International, 5.875% 2/27/14, 3/20/16*	5.00	4.67	1,300	11,801	29,782	41,583
MGM Resorts International, 7.625% 1/15/17, 6/20/13*	5.00	0.06	2,000	62,435	(16,458)	45,977
Wind Acquisition Finance S.A., 11.00% 12/01/15, 6/20/16*	5.00	10.02	3,300	(488,004)	(111,029)	(599,033)
Goldman Sachs Bank USA:
CDX NAHY-15 3 Year Index, 12/20/13*	5.00	12.61	11,044	(911,735)	1,261,691	349,956

54	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at September 30, 2012	Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
CDX-NAIG-15 5 Year Index, 12/20/15*	1.00%	3.15%		$2,150	$(136,709)	$207,645	$70,936
Chesapeake Energy Corp., 6.625% 8/15/20, 6/20/17*	5.00	5.66		2,100	(52,958)	139,982	87,024
ConvaTec Healthcare E S.A., 10.875% 12/15/18, 6/20/17*	5.00	6.44	EUR	1,440	(103,692)	273,600	169,908
KB Home, 6.25% 6/15/15, 6/20/17*	5.00	4.01		$1,250	51,949	125,817	177,766
Mediacom LLC, 9.125% 8/15/19, 3/20/16*	5.00	3.45		2,750	135,132	82,048	217,180
Tenet Healthcare Corp., 6.875% 11/15/31, 9/20/16*	5.00	3.79		2,700	116,534	61,342	177,876
United States Steel Corp., 6.650% 6/01/37, 9/20/17*	5.00	7.57		350	(35,273)	28,560	(6,713)
United States Steel Corp., 6.650% 6/01/37, 9/20/17*	5.00	7.57		345	(34,769)	27,741	(7,028)
JPMorgan Chase Bank NA:
Ford Motor Co., 6.50% 8/01/18, 6/20/17*	5.00	2.35		2,600	305,613	(273,948)	31,665
Realogy Corp., 11.500% 4/15/17, 9/20/17*	5.00	6.00		1,810	(71,378)	256,381	185,003
Realogy Corp., 11.500% 4/15/17, 9/20/17*	5.00	6.00		1,390	(54,815)	206,791	151,976
Sabre Holdings Corp., 6.35% 3/15/16, 6/20/16*	5.00	5.86		618	(18,455)	49,955	31,500
Morgan Stanley Capital Services, Inc.:
AK Steel Corp., 7.625% 5/15/20, 3/20/16*	5.00	9.99		1,350	(188,677)	(15,454)	(204,131)

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	55

Portfolio of Investments

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at September 30, 2012	Notional Amount (000)	Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Boyd Gaming Corp., 6.75% 4/15/14, 6/20/13*	5.00%	0.11%	$1,350	$34,366	$(9,998)	$24,368
CDX NAHY-17 5 Year Index, 12/20/16*	5.00	4.46	6,336	134,423	609,261	743,684
UBS AG:
Goodyear Tire & Rubber Co., 7.00%, 3/15/28, 6/20/17*	5.00	5.43	2,000	(36,812)	160,045	123,233
Levi Strauss & Co., 8.875%, 4/01/16, 6/20/17*	5.00	5.43	1,900	(35,101)	107,972	72,871
SLM Corp., 6.25%, 1/25/16, 6/20/17*	5.00	3.42	2,500	170,732	60,312	231,044

				$(209,208)	$6,336,357	$6,127,149

REVERSE REPURCHASE AGREEMENTS (see Note C)

Broker	Principal Amount (000’s)	Currency	Interest Rate		Maturity	U.S. $ Value at September 30, 2012
Barclays Capital Inc.†	831	USD	(3.75	)%*	—	$829,182
Barclays Capital Inc.†	245	EUR	(3.50	)%*	—	313,564
Barclays Capital Inc.†	1,230	USD	(3.50	)%*	—	1,228,326
Barclays Capital Inc.†	1,226	EUR	(3.50	)%*	—	1,567,825
Barclays Capital Inc.†	294	USD	(2.75	)%*	—	293,678
Barclays Capital Inc.†	1,405	USD	(2.75	)%*	—	1,403,686
Barclays Capital Inc.†	812	USD	(2.50	)%*	—	810,317
Barclays Capital Inc.†	921	USD	(2.38	)%*	—	919,912
Barclays Capital Inc.†	369	USD	(1.75	)%*	—	368,785
Barclays Capital Inc.†	767	USD	(1.75	)%*	—	766,592
Barclays Capital Inc.†	1,055	USD	(1.75	)%*	—	1,053,907
Barclays Capital Inc.†	1,005	USD	(1.63	)%*	—	1,004,172
Barclays Capital Inc.†	2,800	USD	(1.63	)%*	—	2,797,346
Barclays Capital Inc.†	893	USD	(1.25	)%*	—	892,599
Barclays Capital Inc.†	1,268	USD	(1.00	)%*	—	1,267,007
Barclays Capital Inc.†	4,831	USD	(1.00	)%*	—	4,829,256
Barclays Capital Inc.†	2,383	USD	(0.88	)%*	—	2,381,284
Barclays Capital Inc.†	536	USD	(0.85	)%*	—	535,386
Barclays Capital Inc.†	117	USD	(0.75	)%*	—	116,591
Barclays Capital Inc.†	565	USD	(0.75	)%*	—	564,585
Barclays Capital Inc.†	1,109	USD	(0.75	)%*	—	1,108,635
Barclays Capital Inc.†	1,868	USD	(0.50	)%*	—	1,867,330
Barclays Capital Inc.†	1,488	EUR	(0.50	)%*	—	1,908,616

56	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

Broker	Principal Amount (000’s)	Currency	Interest Rate		Maturity	U.S. $ Value at September 30, 2012
Barclays Capital Inc.†	2,120	USD	(0.50	)%*	—	$2,119,588
Barclays Capital Inc.†	655	USD	(0.30	)%*	—	654,674
Barclays Capital Inc.†	259	USD	(0.25	)%*	—	259,052
Barclays Capital Inc.†	506	USD	(0.25	)%*	—	505,451
Barclays Capital Inc.†	508	USD	(0.25	)%*	—	507,042
Barclays Capital Inc.†	531	USD	(0.25	)%*	—	530,614
Barclays Capital Inc.†	864	USD	(0.25	)%*	—	863,726
Barclays Capital Inc.†	1,329	USD	(0.25	)%*	—	1,329,181
Barclays Capital Inc.†	3,778	USD	(0.25	)%*	—	3,778,020
Barclays Capital Inc.†	1,439	USD	(0.15	)%*	—	1,438,374
Barclays Capital Inc.†	806	USD	(0.13	)%*	—	806,191
Barclays Capital Inc.†	2,782	USD	0.00%		—	2,781,838
Credit Suisse Securities†	907	USD	(2.50	)%*	—	905,868
Credit Suisse Securities†	511	USD	(1.50	)%*	—	510,867
Credit Suisse Securities†	1,023	USD	(1.25	)%*	—	1,021,861
Credit Suisse Securities†	1,152	USD	(1.25	)%*	—	1,151,565
Credit Suisse Securities†	1,532	USD	(1.25	)%*	—	1,531,184
Credit Suisse Securities†	971	USD	(1.00	)%*	—	968,717
Credit Suisse Securities†	1,291	USD	(1.00	)%*	—	1,290,159
Credit Suisse Securities†	1,463	USD	(1.00	)%*	—	1,462,431
Credit Suisse Securities†	1,472	USD	(1.00	)%*	—	1,471,358
Credit Suisse Securities†	1,514	USD	(1.00	)%*	—	1,510,092
Credit Suisse Securities†	422	USD	(0.75	)%*	—	421,886
Credit Suisse Securities†	725	USD	(0.75	)%*	—	724,228
Credit Suisse Securities†	1,733	USD	(0.75	)%*	—	1,732,517
Credit Suisse Securities†	1,479	USD	(0.63	)%*	—	1,479,015
Credit Suisse Securities†	376	USD	(0.50	)%*	—	376,277
Credit Suisse Securities†	454	USD	(0.50	)%*	—	453,387
Credit Suisse Securities†	2,253	USD	(0.50	)%*	—	2,249,888
Credit Suisse Securities†	366	USD	(0.25	)%*	—	366,152
Credit Suisse Securities†	535	USD	(0.25	)%*	—	534,952
Credit Suisse Securities†	781	USD	(0.25	)%*	—	781,261
Credit Suisse Securities†	933	USD	(0.25	)%*	—	932,883
Credit Suisse Securities†	1,433	USD	(0.25	)%*	—	1,433,011
Credit Suisse Securities†	4,016	USD	(0.15	)%*	—	4,015,199
Credit Suisse Securities†	1,004	USD	(0.10	)%*	—	1,003,750
Credit Suisse Securities†	1,206	USD	0.00%		—	1,205,875
Credit Suisse Securities†	1,832	USD	0.00%		—	1,832,123
Credit Suisse Securities†	3,275	USD	0.00%		—	3,274,834
Credit Suisse Securities†	4,769	USD	0.00%		—	4,769,375
Deutsche Bank Securities Inc.†	1,414	USD	(0.25	)%*	—	1,413,258
Deutsche Bank Securities Inc.†	31,373	USD	0.25%		—	31,373,250
ING Bank Amsterdam†	723	USD	(4.13	)%*	—	721,127
ING Bank Amsterdam†	788	USD	(1.88	)%*	—	786,721
ING Bank Amsterdam†	40	USD	(1.50	)%*	—	40,243
ING Bank Amsterdam†	139	USD	(1.50	)%*	—	138,919
ING Bank Amsterdam†	675	USD	(1.50	)%*	—	674,269
ING Bank Amsterdam†	278	USD	(0.88	)%*	—	277,453
ING Bank Amsterdam†	169	USD	(0.75	)%*	—	168,680
ING Bank Amsterdam†	261	USD	(0.75	)%*	—	260,944

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	57

Portfolio of Investments

Broker	Principal Amount (000’s)	Currency	Interest Rate		Maturity	U.S. $ Value at September 30, 2012
ING Bank Amsterdam†	130	USD	(0.50	)%*	—	$129,782
ING Bank Amsterdam†	290	USD	(0.50	)%*	—	289,495
ING Bank Amsterdam†	254	USD	(0.38	)%*	—	253,833
ING Bank Amsterdam†	400	USD	(0.38	)%*	—	400,340
ING Bank Amsterdam†	954	USD	(0.38	)%*	—	953,641
ING Bank Amsterdam†	271	USD	(0.25	)%*	—	270,675
ING Bank Amsterdam†	514	USD	(0.25	)%*	—	514,152
ING Bank Amsterdam†	709	USD	(0.25	)%*	—	709,183
ING Bank Amsterdam†	888	USD	(0.25	)%*	—	887,745
JPMorgan Chase Bank NA†	791	EUR	(5.00	)%*	—	1,012,925
JPMorgan Chase Bank NA†	1,441	USD	(0.63	)%*	—	1,440,774
JPMorgan Chase Bank NA†	988	EUR	(0.50	)%*	—	1,269,059
JPMorgan Chase Bank NA†	519	USD	(0.25	)%*	—	518,386
JPMorgan Chase Bank NA†	521	USD	(0.25	)%*	—	521,062
JPMorgan Chase Bank NA†	1,265	USD	(0.25	)%*	—	1,264,789
JPMorgan Chase Bank NA†	4,315	USD	(0.25	)%*	—	4,314,221
JPMorgan Chase Bank NA†	4,958	USD	(0.25	)%*	—	4,956,460
JPMorgan Chase Bank NA†	7,576	USD	(0.25	)%*	—	7,575,915
Morgan Stanley & Co.	16,660	USD	0.22%		11/05/12	16,661,833
Nomura International PLC†	468	EUR	(0.25	)%*	—	600,738
Nomura International PLC†	486	USD	0.00%		—	486,250

						$164,699,169

+	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on September 30, 2012

*	Interest payment due from counterparty.

UNFUNDED LOAN COMMITMENTS (see Note C)

As of September 30, 2012, the Fund had the following unfunded loan commitment of $3,500,000, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitments	Cost	Value
General Motors Holding, LLC Revolver LIBOR + 2.75%, 10/27/15	$3,500,000	$—	$(126,875)

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the aggregate market value of these securities amounted to $502,370,288 or 38.1% of net assets.

(b)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The market value of the collateral amounted to $161,140,379.

(c)	Floating Rate Security. Stated interest rate was in effect at September 30, 2012.

(d)	Security is in default and is non-income producing.

(e)	Pay-In-Kind Payments (PIK).

(f)	Illiquid security.

(g)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at September 30, 2012.

58	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

(h)	Fair valued.

(i)	Non-income producing security.

(j)	Variable rate coupon, rate shown as of September 30, 2012.

(k)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of the collateral amounted to $646,760

(l)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.11% of net assets as of September 30, 2012, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost			Market Value			Percentage of Net Assets
Alion Science and Technology Corp.	6/20/10	$	– 0	–	$	– 0	–	0.00%
American Media, Inc.	3/04/09		287,500			– 0	–	0.00%
European Media Capital SA 10.00%, 2/01/15	8/18/10		1,435,027			1,334,575		0.10%
European Media Capital SA 10.00%, 2/01/15	8/18/10		139,198			129,454		0.01%

(m)	IO – Interest Only

(n)	This position or a portion of this position represents an unsettled loan purchase. At September 30, 2012, the market value and unrealized gain of these unsettled loan purchases amounted to $3,804,302 and $42,270, respectively. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(o)	Restricted and illiquid security.

(p)	One contract relates to 100 shares.

(q)	One contract relates to 1 share.

(r)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CLP – Chilean Peso

COP – Colombian Peso

DOP – Dominican Peso

EUR – Euro

GBP – Great British Pound

HUF – Hungarian Forint

IDR – Indonesian Rupiah

JPY – Japanese Yen

MXN – Mexican Peso

NGN – Nigerian Naira

PHP – Philippine Peso

RUB – Russian Ruble

TRY – Turkish Lira

USD – United States Dollar

UYU – Uruguayan Peso

ZAR – South African Rand

Glossary:

CBT – Chicago Board of Trade

CDX-NAHY – North American High Yield Credit Default Swap Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CMBS – Commercial Mortgage-Backed Securities

GO – General Obligation

MBIA – MBIA Insurance Corporation

OJSC – Open Joint Stock Company

REIT – Real Estate Investment Trust

See notes to financial statements.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	59

Portfolio of Investments

STATEMENT OF ASSETS & LIABILITIES

September 30, 2012 (unaudited)

Assets
Investments in securities, at value Unaffiliated issuers (cost $1,346,245,561)	$1,442,732,381
Affiliated issuers (cost $30,514,960)	30,514,960
Foreign currencies, at value (cost $185,180)	185,049
Cash held at broker	4,470,290	(a)
Receivable for investment securities sold	46,387,841
Dividends and interest receivable	27,899,904
Unrealized appreciation of credit default swap contracts	7,948,935
Upfront premiums paid on credit default swap contracts	1,506,782
Unrealized appreciation of forward currency exchange contracts	1,358,738
Receivable for variation margin on futures contracts	37,750
Other assets	212,840

Total assets	1,563,255,470

Liabilities
Payable for reverse repurchase agreements	164,699,169
Payable for investment securities purchased	57,226,878
Upfront premiums received on credit default swap contracts	7,843,139
Due to Custodian	4,538,152
Unrealized depreciation of interest rate swap contracts	3,620,321
Unrealized depreciation of forward currency exchange contracts	3,577,951
Unrealized depreciation of credit default swap contracts	1,821,786
Options written, at value (premium received $1,657,686)	1,073,894
Advisory fee payable	967,770
Unfunded loan commitments, at value	126,875
Administrative fee payable	17,794
Accrued expenses and other liabilities	152,725

Total liabilities	245,666,454

Net Assets	$1,317,589,016

Composition of Net Assets
Capital stock, at par	$858,174
Additional paid-in capital	1,189,433,620
Undistributed net investment income	13,309,689
Accumulated net realized gain on investment and foreign currency transactions	16,032,763
Net unrealized appreciation of investments and foreign currency denominated assets and liabilities	97,954,770

	$1,317,589,016

Net Asset Value Per Share—100 million shares of capital stock authorized, $0.01 par value (based on 85,817,395 shares outstanding)	$15.35

(a)	Amount represents initial margin deposit and collateral for OTC derivatives outstanding and margin requirements for open futures contracts outstanding at September 30, 2012.

See notes to financial statements.

60	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Statement of Assets & Liabilities

STATEMENT OF OPERATIONS

Six Months Ended September 30, 2012 (unaudited)

Investment Income
Interest (net of foreign taxes withheld of $20,997)	$56,997,132
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $1,105)	520,112
Affiliated issuers	19,843
Other fee income	104,653	$57,641,740

Expenses
Advisory fee (see Note B)	5,718,967
Custodian	111,621
Printing	88,215
Audit	41,112
Administrative	38,755
Registration fees	37,788
Directors’ fees	26,428
Transfer agency	23,706
Legal	10,639
Miscellaneous	24,198

Total expenses before interest expense	6,121,429
Interest expense	88,277

Total expenses		6,209,706

Net investment income		51,432,034

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions		11,303,678
Swap contracts		1,892,052
Futures contracts		(2,029)
Options written		2,574,574
Foreign currency transactions		3,683,805
Net change in unrealized appreciation/depreciation of:
Investments		29,706,530
Swap contracts		(557,054)
Futures contracts		519,438
Options written		583,792
Unfunded loan commitments		230,615
Foreign currency denominated assets and liabilities		(3,459,919)

Net gain on investment and foreign currency transactions		46,475,482

Net Increase in Net Assets from Operations		$97,907,516

See notes to financial statements.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	61

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2012 (unaudited)		Year Ended March 31, 2012
Increase (Decrease) in Net Assets from Operations
Net investment income	$51,432,034		$104,963,864
Net realized gain on investment and foreign currency transactions	19,452,080		19,025,531
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	27,023,402		(51,247,295)
Contributions from Adviser (see Note B)	– 0	–	31,974

Net increase in net assets from operations	97,907,516		72,774,074
Dividends to Shareholders from
Net investment income	(51,400,441)		(129,739,296)
Capital Stock Transactions
Reinvestment of Dividends	3,877,765		5,517,206

Total increase (decrease)	50,384,840		(51,448,016)
Net Assets
Beginning of period	1,267,204,176		1,318,652,192

End of period (including undistributed net investment income of $13,309,689 and $13,278,096, respectively)	$1,317,589,016		$1,267,204,176

See notes to financial statements.

62	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Statement of Changes in Net Assets

NOTES TO FINANCIAL STATEMENTS

September 30, 2012 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein Global High Income Fund, Inc. (the “Fund”) was incorporated under the laws of the State of Maryland on May 20, 1993 and is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g. last trade price in the case of listed options); open futures contracts are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	63

Notes to Financial Statements

models using market inputs, as well as third party broker-dealers or counterparties. Investments in money market funds are valued at their net asset value each day.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and

64	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2012:

Investments in Securities	Level 1		Level 2	Level 3		Total
Assets:
Corporates – Non-Investment Grades	$7,312,320		$736,061,967	$7,597,832		$750,972,119
Corporates – Investment Grades	– 0	–	134,025,195	– 0	–	134,025,195
Governments – Treasuries	– 0	–	130,757,977	– 0	–	130,757,977

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	65

Notes to Financial Statements

Investments in Securities	Level 1			Level 2		Level 3		Total
Emerging Markets – Sovereigns	$	– 0	–	$56,456,292		$14,549,045		$71,005,337
Emerging Markets –Corporate Bonds		– 0	–	60,862,488		2,858,181		63,720,669
Collateralized Mortgage Obligations		– 0	–	– 0	–	55,603,303		55,603,303
Commercial Mortgage-Backed Securities		– 0	–	4,447,871		40,015,683		44,463,554
Emerging Markets –Treasuries		– 0	–	22,212,629		19,625,758		41,838,387
Quasi-Sovereigns		– 0	–	33,961,443		– 0	–	33,961,443
Bank Loans		– 0	–	– 0	–	36,889,345		36,889,345
Asset-Backed Securities		– 0	–	– 0	–	16,271,863		16,271,863
Preferred Stocks		11,888,130		743,069		– 0	–	12,631,199
Governments – Sovereign Agencies		– 0	–	9,848,940		– 0	–	9,848,940
Supranationals		– 0	–	1,837,537		6,684,508		8,522,045
Local Governments – Regional Bonds		– 0	–	8,329,293		– 0	–	8,329,293
Inflation-Linked Securities		– 0	–	5,965,631		– 0	–	5,965,631
Governments – Sovereign Bonds		1,392,784		4,484,000		– 0	–	5,876,784
Local Governments – Municipal Bonds		– 0	–	5,572,911		– 0	–	5,572,911
Common Stocks		41,724		– 0	–	2,731,822		2,773,546
Options Purchased – Puts		– 0	–	1,470,409		– 0	–	1,470,409
Warrants		– 0	–	– 0	–	– 0	–	– 0	–
Short-Term Investments		30,514,960		– 0	–	2,232,431		32,747,391

Total Investments in Securities		51,149,918		1,217,037,652		205,059,771		1,473,247,341
Other Financial Instruments*:
Assets
Credit Default Swaps		– 0	–	3,364,888		– 0	–	3,364,888
Futures Contracts		519,428		– 0	–	– 0	–	519,428	†
Forward Currency Exchange Contracts		– 0	–	1,358,738		– 0	–	1,358,738
Liabilities
Credit Default Swaps		– 0	–	(3,574,096)		– 0	–	(3,574,096)
Interest Rate Swaps		– 0	–	(3,620,321)		– 0	–	(3,620,321)
Forward Currency Exchange Contracts		– 0	–	(3,577,951)		– 0	–	(3,577,951)
Written Options		– 0	–	(1,073,894)		– 0	–	(1,073,894)
Unfunded Loan Commitments		– 0	–	– 0	–	(126,875)		(126,875)

Total		$51,669,346		$1,209,915,016		$204,932,896		$1,466,577,258

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include options written which are valued at market value.

†

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative appreciation/(depreciation) of futures contracts as reported in the portfolio of investments.

66	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

	Corporates - Non-Investment Grades		Corporates - Investment Grades			Emerging Markets - Sovereigns		Emerging Markets - Corporate Bonds
Balance as of 3/31/12	$6,985,353			$4,302,490		$3,649,275		$2,735,683
Accrued discounts/ (premiums)	256,001			– 0	–	(1,484)		(4,284)
Realized gain (loss)	(605,170)			– 0	–	688,918		– 0	–
Change in unrealized appreciation/depreciation	110,621			– 0	–	3,061,485		126,782
Purchases	– 0	–		– 0	–	– 0	–	– 0	–
Sales	(265)			– 0	–	(3,014,150)		– 0	–
Reclassification	1,462,400			(1,462,400)		10,165,001		– 0	–
Transfers into Level 3	2,499,692			– 0	–	– 0	–	– 0	–
Transfers out of Level 3	(3,110,800)			(2,840,090)		– 0	–	– 0	–

Balance as of 9/30/12	$7,597,832		$	– 0	–	$14,549,045		$2,858,181

Net change in unrealized appreciation/depreciation from investments held as of 9/30/12	$(494,814)		$	– 0	–	$3,138,078		$126,782

	Collateralized Mortgage Obligations		Commercial Mortgage - Backed Securities			Emerging Markets - Treasuries		Bank Loans
Balance as of 3/31/12	$47,371,390			$51,452,074		$9,148,457		$38,731,182
Accrued discounts/ (premiums)	397,745			273,330		(48,908)		323,618
Realized gain (loss)	1,020,693			1,857,821		– 0	–	376,325
Change in unrealized appreciation/depreciation	5,073,371			1,090,060		159,453		110,113
Purchases	8,301,959			4,004,896		– 0	–	10,193,634
Sales	(6,561,855)			(14,423,173)		– 0	–	(12,845,527)
Reclassification	– 0	–		– 0	–	– 0	–	– 0	–
Transfers into Level 3	– 0	–		– 0	–	10,366,756		– 0	–
Transfers out of Level 3	– 0	–		(4,239,325)		– 0	–	– 0	–

Balance as of 9/30/12	$55,603,303			$40,015,683		$19,625,758		$36,889,345

Net change in unrealized appreciation/depreciation from investments held as of 9/30/12	$4,930,266			$2,055,452		$159,452		$459,567

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	67

Notes to Financial Statements

	Asset- Backed Securities		Supranationals		Governments - Sovereign Bonds			Common Stocks
Balance as of 3/31/12	$14,509,368		$6,744,941			$10,165,001		$2,573,896
Accrued discounts/ (premiums)	129,359		166,857			– 0	–	– 0	–
Realized gain (loss)	195,043		– 0	–		– 0	–	– 0	–
Change in unrealized appreciation/depreciation	2,152,695		(227,290)			– 0	–	157,926
Purchases	– 0	–	– 0	–		– 0	–	– 0	–
Sales	(714,602)		– 0	–		– 0	–	– 0	–
Reclassification	– 0	–	– 0	–		(10,165,001)		– 0	–
Transfers into Level 3	– 0	–	– 0	–		– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–		– 0	–	– 0	–

Balance as of 9/30/12	$16,271,863		$6,684,508		$	– 0	–	$2,731,822

Net change in unrealized appreciation/depreciation from investments held as of 9/30/12	$2,235,709		$(227,290)		$	– 0	–	$157,926

	Options Purchased - Puts			Short-term Investments		Credit Default Swaps			Unfunded Loan Commitments
Balance as of 3/31/12		$98		$2,447,797			$(773,891)		$(357,490)
Accrued discounts/ (premiums)		– 0	–	(1,337)			– 0	–	– 0	–
Realized gain (loss)		(257,368)		– 0	–		– 0	–	– 0	–
Change in unrealized appreciation/depreciation		257,270		(214,029)			– 0	–	230,615
Purchases		– 0	–	– 0	–		– 0	–	– 0	–
Sales		– 0	–	– 0	–		– 0	–	– 0	–
Reclassification		– 0	–	– 0	–		– 0	–	– 0	–
Transfers into Level 3		– 0	–	– 0	–		– 0	–	– 0	–
Transfers out of Level 3		– 0	–	– 0	–		773,891		– 0	–

Balance as of 9/30/12	$	– 0	–	$2,232,431		$	– 0	–	$(126,875)

Net change in unrealized appreciation/depreciation from investments held as of 9/30/12	$	– 0	–	$(326,160)		$	– 0	–	$230,615

	Total
Balance as of 3/31/12		$199,685,624
Accrued discounts/ (premiums)		1,490,897
Realized gain (loss)		3,276,262
Change in unrealized appreciation/depreciation		12,089,072
Purchases		22,500,489
Sales		(37,559,572)
Reclassification		– 0	–
Transfers into Level 3		12,866,448
Transfers out of Level 3		(9,416,324)

Balance as of 9/30/12+		$204,932,896

Net change in unrealized appreciation/depreciation from investments held as of 9/30/12		$12,445,583	**

+	There were di minimis transfers under 1% of net assets during the reporting period.

**	The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation of investments and other financial instruments in the accompanying statement of operations.

68	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolios. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including Pricing Policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the Pricing Policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the Pricing Policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the Pricing Policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable comfort over the accuracy of prices including: 1) periodic vendor due diligence meetings, review methodologies, new developments, process at vendors, 2) daily and monthly multi-source pricing compares, reviewed and submitted to the Committee, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends,

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	69

Notes to Financial Statements

interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation and depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .90% of the Fund’s average weekly net assets. Such fee is accrued daily and paid monthly.

For the year ended March 31, 2012, the Adviser reimbursed the Fund $31,974 for trading losses incurred due to trade entry errors.

70	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

Pursuant to the amended administration agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser, provided, however, that the reimbursement may not exceed .15% annualized of average weekly net assets. For the six months ended September 30, 2012, the reimbursement for such services amounted to $38,755, representing .01% annualized of the Fund’s average weekly net assets.

Under the terms of a Shareholder Inquiry Agency Agreement with AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly owned subsidiary of the Adviser, the Fund reimburses ABIS for costs relating to servicing phone inquiries on behalf of the Fund. During the six months ended September 30, 2012, there was no such reimbursement paid to ABIS.

The Fund may invest in the AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, an open-end management investment company managed by the Adviser. The Government STIF Portfolio is offered as a cash management option to mutual funds and other institutional accounts of the Adviser, and is not available for direct purchase by members of the public. The Government STIF Portfolio pays no investment management fees but does bear its own expenses. A summary of the Fund’s transactions in shares of the Government STIF Portfolio for the six months ended September 30, 2012, is as follows:

Market Value March 31, 2012 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value September 30, 2012 (000)	Dividend Income (000)
$ 19,118	$301,842	$290,445	$30,515	$20

NOTE C

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended September 30, 2012 were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$178,892,412	$197,462,866
U.S. government securities	82,695,485	23,931,656

The cost of investments for federal income tax purposes was substantially the same as cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding swap contracts, foreign currency contracts and futures contracts) are as follows:

Gross unrealized appreciation	$128,485,794
Gross unrealized depreciation	(32,041,244)

Net unrealized appreciation	$96,444,550

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	71

Notes to Financial Statements

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended September 30, 2012, the Fund held foreign currency exchange contracts for hedging and non-hedging purposes.

•	Futures Contracts

The Fund may buy or sell futures contracts for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures contracts and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures contracts for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into a futures contract, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a

72	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements). When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the consolidated statement of assets and liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended September 30, 2012, the Fund held futures contracts for hedging purposes.

•	Option Transactions

For hedging and investment purposes, the Fund may purchase and write (sell) put and call options on U.S. and foreign securities, including government securities, and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. Among other things, the Fund may use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions” and may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, for hedging and investment purposes.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	73

Notes to Financial Statements

a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund’s selling or buying a security or currency at a price different from the current market value.

The Fund may also invest in options on swap agreements, also called “swaptions”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium”. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

During the six months ended September 30, 2012, the Fund held purchased options for hedging purposes.

During the six months ended September 30, 2012, the Fund held written swaptions for hedging purposes.

For the six months ended September 30, 2012, the Fund had the following transactions in written swaptions:

	Notional Amount		Premiums Received
Swaptions written outstanding as of 3/31/12	– 0	–	$	– 0	–
Swaptions written	196,900,000			4,232,260
Swaptions expired	(98,600,000)			(2,574,574)
Swaptions bought back	– 0	–		– 0	–
Swaptions exercised	– 0	–		– 0	–

Swaptions written outstanding as of 9/30/12	98,300,000			$1,657,686

•	Swap Agreements

The Fund may enter into swaps to hedge its exposure to interest rates, credit risk, or currencies. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures including by making direct investments in foreign currencies, as described below under “Currency Transactions”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swap agreements to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap agreement.

Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred

74	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swap contracts on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swap contracts. Upfront premiums paid or received are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation/depreciation of swap contracts on the statement of operations.

Interest Rate Swaps:

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap contracts. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Fund may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended September 30, 2012, the Fund held interest rate swap contracts for hedging purposes.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	75

Notes to Financial Statements

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap agreement, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon interest rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap agreement, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap contract (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

During the six months ended September 30, 2012, the Fund held credit default swap contracts for hedging and non-hedging purposes.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose its investment. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received may be less than the Maximum Payout Amount it pays to the buyer, resulting in a loss to the Fund.

Implied credit spreads over Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the market’s assessment of the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced entity’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

At September 30, 2012, the Fund had Sale Contracts outstanding with Maximum Payout Amounts aggregating $114,197,305 with net unrealized appreciation of $7,391,284 and net unrealized depreciation of $1,465,840 and terms ranging from 8 months to 5 years, as reflected in the portfolio of investments.

In certain circumstances, Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium

76	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swap agreements entered into by the Fund for the same reference obligation with the same counterparty.

Documentation governing the Fund’s OTC derivatives may contain provisions for early termination of such transaction in the event the net assets of the Fund decline below specific levels set forth in the documentation (“net asset contingent features”). If these levels are triggered, the Fund’s counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. As of September 30, 2012, the Fund had OTC derivatives with contingent features in net liability positions in the amount of $5,228,946. The fair value of assets pledged as collateral by the Fund for such derivatives was $2,974,640 at September 30, 2012. If a trigger event had occurred at September 30, 2012, for those derivatives in a net liability position, an amount of $2,254,306 would be required to be posted by the Fund.

At September 30, 2012 the Fund had entered into the following derivatives:

	Asset Derivatives				Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value			Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Unrealized appreciation of interest rate swap contracts	$	– 0	–	Unrealized depreciation of interest rate swap contracts	$3,620,321

	Receivable/Payable for variation margin on futures contracts		519,438	*

Foreign exchange contracts	Unrealized appreciation of forward currency exchange contracts		1,358,738		Unrealized depreciation of forward currency exchange contracts	3,577,951

	Investments in securities, at value		291,195

Credit contracts	Unrealized appreciation of credit default swap contracts		7,948,935		Unrealized depreciation of credit default swap contracts	1,821,786

					Options written, at value	1,073,894

Equity contracts	Investment in securities, at value		1,179,214

Total			$11,297,520			$10,093,952

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	77

Notes to Financial Statements

The effect of derivative instruments on the statement of operations for the six months ended September 30, 2012:

Derivative Type	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain/(loss) on swap contracts; Net change in unrealized appreciation/depreciation of swap contracts	$(1,763,656)	$(4,907,524)

	Net realized gain/(loss) on futures contracts; Net change in unrealized appreciation/depreciation of futures contracts	(2,029)	519,438

Foreign exchange contracts	Net realized gain/(loss) on foreign currency transactions; Net change in unrealized appreciation/depreciation of foreign currency denominated assets and liabilities	5,117,604	(3,423,329)

	Net realized gain/(loss) on investment transactions; Net change in unrealized appreciation/depreciation of investment transactions	(328,766)	284,230

Credit contracts	Net realized gain/(loss) on swap contracts; Net change in unrealized appreciation/depreciation of swap contracts	3,655,708	4,350,470

	Net realized gain/(loss) on options written; Net change in unrealized appreciation/depreciation of options written	2,574,574	583,792

Equity contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation/depreciation of investment transactions	(2,584,312)	(605,772)

Total		$6,669,123	$(3,198,695)

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative appreciation/(depreciation) of futures contracts as reported in the portfolio of investments.

78	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

For the six months ended September 30, 2012, the average monthly notional amount of credit default swap contracts was $146,167,029, the average monthly notional amount of interest rate swap contracts was $140,557,143, the average monthly cost of purchased currency options contracts was $231,782 and the average monthly principal amount of forward currency exchange contracts was $302,003,033. For four months of the period, the average monthly cost of purchased equity options contracts was $2,266,061. For one month of the period, the average monthly notional amount of interest rate index futures contracts was $150,037,006.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

3. Reverse Repurchase Agreements

Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing liquid assets having a value at least equal to the repurchase price. For the six months ended September 30, 2012, the average amount of reverse repurchase agreements outstanding was $125,732,262 and the daily weighted average interest rate was (0.60)%. During the period, the Fund received net interest payments from counterparties.

4. Loan Participations and Assignments

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or by buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). A loan is often administered by a bank or other financial institution (the “Lender”) that acts as agent for all holders. The agent administers the terms of the loan as specified in the loan agreement. When investing in Participations, the Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. In addition, when investing in Participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	79

Notes to Financial Statements

only from the Lender and only upon receipt of payments by the Lender from the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the Lender. When the Fund purchases Assignments from Lenders, it will typically acquire direct rights against the borrower on the loan. These loans may include participations in “bridge loans”, which are loans taken out by borrowers for a short period (typically less than six months) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high-yield bonds issued for the purpose of acquisitions. The Fund may also participate in unfunded loan commitments, which are contractual obligations for investing in future Participations, and receive a commitment fee based on the amount of the commitment. Under these arrangements, the Fund may receive a fixed rate commitment fee and, if and to the extent the borrower borrows under the facility, the Fund may receive an additional funding fee.

Unfunded loan commitments and funded loans are marked to market daily.

As of March 31, 2012, the Fund had the following unfunded loan commitment which could be extended at the option of the borrower pursuant to the following loan agreement. The unrealized appreciation on such loan was $161,875.

Borrower	Unfunded Loan Commitment	Funded
General Motors Holdings, LLC, LIBOR + 2.75%, 10/27/15	3,500,000	– 0	–

In addition, the fund had the following bridge loan commitments outstanding:

Loan	Unfunded Loan Participation Commitments	Funded
Getty Images, Inc., LIBOR, 9/12/13	$3,500,000	$	– 0	–
Hamilton Sundstrand Corporation, LIBOR, 9/25/13	3,500,000		– 0	–
Hertz Corporation, LIBOR, 9/17/13	3,000,000		– 0	–
LIN Television Corp., LIBOR, 5/4/13	3,000,000		– 0	–
TPC Group LLC (fka Texas Petrochemical, LP), LIBOR, 9/17/13	3,500,000		– 0	–

During the six months ended September 30, 2012, the Fund received commitment fees or additional funding fees in the amount of $104,653.

NOTE D

Capital Stock

During the six months ended September 30, 2012, the Fund issued 262,084 shares in connection with the Fund’s dividend reinvestment plan.

80	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

NOTE E

Risks Involved in Investing in the Fund

Interest Rate Risk and Credit Risk—Interest rate risk is the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Fund’s investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit risk rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as “junk bonds”) have speculative elements or are predominantly speculative risks.

Foreign Securities Risk—Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign currency exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.

Foreign investment risk may be particularly high to the extent the Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign (non-U.S.) countries.

Currency Risk—This is the risk that changes in foreign currency exchange rates may negatively affect the value of the Fund’s investments or reduce the returns of the Fund. For example, the value of the Fund’s investments in foreign currency-denominated securities or currencies may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. Dollar). Currency markets are generally not as regulated as securities markets. Independent of the Fund’s investments in securities denominated in foreign currencies, the Fund’s positions in various foreign currencies may cause the Portfolio to experience investment losses due to the changes in exchange rates and interest rates.

Derivatives Risk—The Fund may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected in the statement of assets and liabilities.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	81

Notes to Financial Statements

exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Leverage Risk—The Fund may utilize leverage through borrowings or the investment techniques of reverse repurchase agreements and dollar rolls. Reverse repurchase agreements and dollar rolls are speculative techniques and the proceeds from these transactions may be used, similar to borrowings by the Fund, for investment purposes.

Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining. The risks of leverage also include potentially a higher volatility of the NAV of the Common Stock, potentially more volatility in the market value of the Common Stock and the relatively greater effect on the NAV of the Common Stock caused by the favorable or adverse changes in portfolio security values or currency exchange rates. In addition, changes in the interest rate environment can increase or decrease shareholder returns. The Fund maintains asset coverage of at least 300% with respect to borrowings.

To the extent that the current interest rate on the Fund’s indebtedness approaches the net return on the leveraged portion of the Fund’s investment portfolio, then the benefit to the shareholders will be reduced. If the rate on indebtedness were to exceed the net return on the same portion of the portfolio, then this would result in a lower rate of return for the shareholders. Similarly, the use of leverage in a declining market can advance the decrease of the Fund’s NAV more so than if the Fund were not leveraged, which would likely be reflected in a greater decline in the market price for shares of Common Stock than if the Fund were not leveraged. In extreme cases, if the Fund’s current investment income were not sufficient to meet interest payments on indebtedness or if the Fund failed to maintain the asset coverage required by the 1940 Act, then it could be necessary for the Fund to liquidate certain investments at a time when it may be disadvantageous to do so. The use of derivative instruments by the Fund, such as forwards, futures, options and swaps, may result in a form of leverage.

NOTE F

Distributions to Shareholders

The tax character of distributions paid for the year ending March 31, 2013 will be determined at the end of the current fiscal year.

The tax character of distributions paid during the fiscal years ended March 31, 2012 and March 31, 2011 were as follows:

	2012	2011
Distributions paid from:
Ordinary income	$129,739,296	$102,203,133

Total taxable distributions	129,739,296	102,203,133

Total distributions paid	$129,739,296	$102,203,133

82	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

As of March 31, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$21,585,106
Accumulated capital and other losses	(8,213,143	)(a)
Unrealized appreciation/(depreciation)	68,092,469	(b)

Total accumulated earnings/(deficit)	$81,464,432	(c)

(a)

On March 31, 2012, the Fund had a net capital loss carryforward of $720,063. During the fiscal year, the Fund utilized $9,448,121 of capital loss carryforwards to offset current year net realized gains. As of March 31, 2012, the cumulative deferred loss on straddles was $4,793,873. At March 31, 2012, the Fund had a post-October short-term capital loss deferral of $711,807 and a post-October long-term capital loss deferral of $1,987,400 which are deemed to arise on April 1, 2012.

(b)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax treatment of swaps and the realization for tax purposes of gains/losses on certain derivative instruments.

(c)	The difference between book-basis and tax-basis components of accumulated earnings/ (deficit) is attributable primarily to the tax treatment of interest on defaulted securities.

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an indefinite period. These post-enactment capital losses must be utilized prior to the pre-enactment capital losses, which are subject to expiration. Post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered short-term as under previous regulation.

NOTE G

Recent Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board issued an Accounting Standard Update (“ASU”) related to disclosures about offsetting assets and liabilities in financial statements. The amendments in this update require an entity to disclose both gross and net information for derivatives and other financial instruments that are either offset in the statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The ASU is effective during interim or annual reporting periods beginning on or after January 1, 2013. At this time, management is evaluating the implication of this ASU and its impact on the financial statements has not been determined.

NOTE H

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	83

Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Six Months Ended September 30, 2012 (unaudited)	Year Ended March 31,
2012	2011	2010	2009	2008

Net asset value, beginning of period	$ 14.81	$ 15.48	$ 14.47	$ 9.58	$ 13.81	$ 15.19

Income From Investment Operations
Net investment income(a)	.60	1.23	1.30	1.19	1.06	1.07
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.54	(.38)	.91	4.84	(3.76)	(.77)
Contributions from Adviser	– 0	–	.00	(b)	.00	(b)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	1.14	.85	2.21	6.03	(2.70)	.30

Less: Dividends and Distributions
Dividends from net investment income	(.60)	(1.52)	(1.20)	(1.14)	(1.10)	(1.13)
Distributions from net realized gain on investment and foreign currency transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.43)	(.55)

Total dividends and distributions	(.60)	(1.52)	(1.20)	(1.14)	(1.53)	(1.68)

Net asset value, end of period	$ 15.35	$ 14.81	$ 15.48	$ 14.47	$ 9.58	$ 13.81

Market value, end of period	$ 15.88	$ 15.02	$ 14.90	$ 14.23	$ 8.29	$ 13.10

Premium/(Discount), end of period	3.45%	1.42%	(3.75)%	(1.66)%	(13.47)%	(5.14)%
Total Return
Total investment return based on:(c)
Market value	10.08%	11.88%	13.83	%*	88.70%	(25.76)%	7.09%
Net asset value	7.92%	6.18%	16.30	%*	66.05%	(18.61)%	2.94%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,317,589	$1,267,204	$1,318,652	$1,232,796	$731,003	$1,054,559
Ratio to average net assets of:
Expenses	.98	%(d)	.98%	1.01%	1.09%	1.07%	1.53%
Expenses, excluding interest expense	.96	%(d)	.96%	.97%	1.01%	1.01%	1.00%
Expenses, excluding interest and TALF administration fee	.96	%(d)	.96%	.97%	1.00%	1.07%	1.53%
Net investment income	8.09	%(d)	8.33%	8.76%	9.44%	9.10%	7.34%
Portfolio turnover rate	16%	26%	52%	38%	40%	67%

See footnote summary on page 85.

84	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Financial Highlights

(a)	Based on average shares outstanding.

(b)	Amount is less than $0.005.

(c)	Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s Dividend Reinvestment Plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods. Total investment return calculated for a period of less than one year is not annualized.

(d)	Annualized.

*	Includes the impact of proceeds received and credited to the Fund resulting from the class actions settlements, which enhanced the Fund’s performance for the year ended March 31, 2011 by 0.01%.

See notes to financial statements.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	85

Financial Highlights

ADDITIONAL INFORMATION

(unaudited)

AllianceBernstein Global High Income Fund

Shareholders whose shares are registered in their own names will automatically be participants in the Dividend Reinvestment Plan (the “Plan”), pursuant to which distributions to shareholders will be paid in or reinvested in additional shares of the Fund, unless they elect to receive cash. Computershare Trust Company N.A. (the “Agent”) will act as agent for participants under the Plan. Shareholders whose shares are held in the name of a broker or nominee should contact such broker or nominee to determine whether or how they may participate in the Plan.

If the Board declares a distribution payable either in shares or in cash, as holders of the Common Stock may have elected, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in shares of Common Stock of the Fund valued as follows:

(i)	If the shares of Common Stock are trading at net asset value or at a premium above net asset value at the time of valuation, the Fund will issue new shares at the greater of net asset value or 95% of the then current market price.

(ii)	If the shares of Common Stock are trading at a discount from net asset value at the time of valuation, the Agent will receive the distribution in cash and apply it to the purchase of the Fund’s shares of Common Stock in the open market on the New York Stock Exchange or elsewhere, for the participants’ accounts. Such purchases will be made on or shortly after the payment date for such distribution and in no event more than 30 days after such date except where temporary curtailment or suspension of purchase is necessary to comply with Federal securities laws. If, before the Agent has completed its purchases, the market price exceeds the net asset value of a share of Common Stock, the average purchase price per share paid by the Agent may exceed the net asset value of the Fund’s shares of Common Stock, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund.

The Agent will maintain all shareholders’ accounts in the Plan and furnish written confirmation of all transactions in the account, including information needed by shareholders for tax records. Shares in the account of each Plan participant will be held by the Agent in non-certificate form in the name of the participant, and each shareholder’s proxy will include those shares purchased or received pursuant to the Plan.

There will be no charges with respect to shares issued directly by the Fund to satisfy the dividend reinvestment requirements. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Agent’s open market purchases of shares.

86	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Additional Information

The automatic reinvestment of distributions will not relieve participants of any income taxes that may be payable (or required to be withheld) on distributions.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to participants in the Plan at least 90 days before the record date for such dividend or distribution. The Plan may also be amended or terminated by the Agent on at least 90 days written notice to participants in the Plan. All correspondence concerning the Plan should be directed to the Agent at Computershare Trust Company N.A., P.O. Box 43010, Providence, RI 02940-3010.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	87

Additional Information

BOARD OF DIRECTORS

William H. Foulk, Jr.(1), Chairman

John H. Dobkin(1)

Michael J. Downey(1)

D. James Guzy(1)

Nancy P. Jacklin(1)

Robert M. Keith, President and Chief Executive Officer

Garry L. Moody(1)

Marshall C. Turner, Jr.(1)

Earl D. Weiner(1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer

Paul J. DeNoon(2), Vice President

Marco G. Santamaria(2) , Vice President

Emilie D. Wrapp, Secretary

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Stephen M. Woetzel, Controller

Administrator

AllianceBernstein, L.P.

1345 Avenue of the Americas

New York, NY 10105

Custodian and Accounting Agent

Brown Brothers Harriman & Co.

40 Water Street

Boston, MA 02109

Dividend Paying Agent,

Transfer Agent and Registrar

Computershare Trust Company, N.A.

P.O. Box 43010

Providence, RI 02940-3010

Independent Registered Public Accounting Firm Ernst & Young LLP 5 Times Square New York, NY 10036 Legal Counsel Seward & Kissel LLP One Battery Park Plaza New York, NY 10004

(1)	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee. Mr. Foulk is the sole member of the Fair Value Pricing Committee.

(2)	The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by the Global Fixed-Income: Emerging Market Investment Team. While all members of the team work jointly to determine the majority of the investment strategy including stock selection for the Fund, Messrs. Paul J. DeNoon, Douglas J. Peebles, Marco G. Santamaria and Matthew S. Sheridan, members of the Global Fixed-Income: Emerging Market Investment Team, are primarily responsible for the day-to-day management of the Fund’s portfolio.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase from time to time at market prices shares of its Common Stock in the open market.

This report, including the financial statements herein, is transmitted to the shareholders of AllianceBernstein Global High Income Fund for their information. The financial information included herein is taken from the records of the Fund. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Annual Certifications — As required, on April 27, 2012, the Fund submitted to the New York Stock Exchange (“NYSE”) the annual certification of the Fund’s Chief Executive Officer certifying that he is not aware of any violation of the NYSE’s Corporate Governance listing standards. The Fund also has included the certifications of the Fund’s Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act of 2002 as exhibits to the Fund’s Form N-CSR filed with the Securities and Exchange Commission for the reporting period.

88	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Board of Directors

SUMMARY OF GENERAL INFORMATION

Shareholder Information

The Fund distributes its daily net asset value (NAV) to various financial publications or independent organizations such as Lipper, Inc., Morningstar, Inc. and Bloomberg.

The Fund’s NYSE trading symbol is “AWF.” Weekly comparative net asset value and market price information about the Fund is published each Monday in The Wall Street Journal, each Saturday in Barron’s and other newspapers in a table called “Closed-End Funds.” Daily net asset value information and market price information and additional information regarding the Fund is available at www.alliancebernstein.com and at www.nyse.com.

Dividend Reinvestment Plan

If your shares are held in your own name, you will automatically be a participant in the Plan unless you elect to receive cash. If your shares are held in nominee or street name through a broker or nominee who provides this service, you will also automatically be a participant in the Plan. If your shares are held in the name of a broker or nominee who does not provide this service, you will need to instruct them to participate in the Plan on your behalf or your distributions will not be reinvested. In such case, you will receive your distributions in cash.

For questions concerning shareholder account information, or if you would like a brochure describing the Dividend Reinvestment Plan, please call Computershare Trust Company, N.A. at (800) 219-4218.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	89

Summary of General Information

THIS PAGE IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

ALLIANCEBERNSTEIN FAMILY OF FUNDS

Wealth Strategies

Balanced Wealth Strategy

Conservative Wealth Strategy

Wealth Appreciation Strategy

Tax-Managed Balanced Wealth Strategy

Tax-Managed Conservative Wealth Strategy

Tax-Managed Wealth Appreciation Strategy

Asset Allocation/Multi-Asset Funds

Dynamic All Market Fund

Emerging Markets Multi-Asset Portfolio

International Portfolio

Tax-Managed International Portfolio

Growth Funds

Domestic

Discovery Growth Fund**

Growth Fund

Large Cap Growth Fund

Select US Equity Portfolio

Small Cap Growth Portfolio

U.S. Strategic Research Portfolio

Global & International

Global Thematic Growth Fund

International Discovery Equity Portfolio

International Focus 40 Portfolio

International Growth Fund

Value Funds

Domestic

Core Opportunities Fund

Discovery Value Fund**

Equity Income Fund

Growth & Income Fund

Value Fund

Global & International

Global Real Estate Investment Fund

Global Value Fund

International Value Fund

Taxable Bond Funds

Bond Inflation Strategy

Global Bond Fund

High Income Fund

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

Municipal Bond Funds

Arizona Portfolio California Portfolio High Income Portfolio Massachusetts Portfolio Michigan Portfolio Minnesota Portfolio Municipal Bond Inflation Strategy	National Portfolio New Jersey Portfolio New York Portfolio Ohio Portfolio Pennsylvania Portfolio Virginia Portfolio

Intermediate Municipal Bond Funds

Intermediate California Portfolio

Intermediate Diversified Portfolio

Intermediate New York Portfolio

Closed-End Funds

Alliance California Municipal Income Fund

Alliance New York Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein Income Fund

AllianceBernstein National Municipal Income Fund

Alternatives

Global Risk Allocation Fund**

Market Neutral Strategy-Global

Market Neutral Strategy-U.S.

Real Asset Strategy

Unconstrained Bond Fund

Retirement Strategies

2000 Retirement Strategy	2020 Retirement Strategy	2040 Retirement Strategy
2005 Retirement Strategy	2025 Retirement Strategy	2045 Retirement Strategy
2010 Retirement Strategy	2030 Retirement Strategy	2050 Retirement Strategy
2015 Retirement Strategy	2035 Retirement Strategy	2055 Retirement Strategy

We also offer Exchange Reserves,* which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.alliancebernstein.com or contact your AllianceBernstein investments representative. Please read the prospectus and/or summary prospectus carefully before investing.

*	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

**	Prior to October 8, 2012, Global Risk Allocation Fund was named Balanced Shares. Prior to November 1, 2012, Discovery Growth Fund was named Small/Mid Cap Growth Fund and Discovery Value Fund was named Small/Mid Cap Value Fund.

90	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

AllianceBernstein Family of Funds

NOTES

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	91

NOTES

92	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Privacy Notice (This information is not part of the Shareholder Report.)

AllianceBernstein and its affiliates (collectively “AllianceBernstein”) understand the importance of maintaining the confidentiality of their clients’ nonpublic personal information. Nonpublic personal information is personally identifiable financial information about our clients who are natural persons. To provide financial products and services to our clients, we may collect information about clients from a variety of sources, including: (1) account documentation, including applications or other forms, which may include information such as a client’s name, address, phone number, social security number, assets, income and other household information, (2) client transactions with us and others, such as account balances and transactions history, and (3) information from visitors to our websites provided through online forms, site visitorship data and online information-collecting devices known as “cookies.”

It is our policy not to disclose nonpublic personal information about our clients, or former clients (collectively “clients”), except to our affiliates, or to others as permitted or required by law. From time to time, we may disclose nonpublic personal information that we collect about our clients to non-affiliated third parties, including those that perform transaction processing or servicing functions, those that provide marketing services for us or on our behalf pursuant to a joint marketing agreement or those that provide professional services to us under a professional services agreement, all of which require the third party provider to adhere to our privacy policy. We have policies and procedures to safeguard nonpublic personal information about our clients that include restricting access to nonpublic personal information and maintaining physical, electronic and procedural safeguards which comply with applicable standards.

It is also our policy to prohibit the sharing of our clients’ personal information among our affiliated group of investment, brokerage, service and insurance companies for the purpose of marketing their products or services to clients, except as permitted by law. This information includes, but is not limited to, a client’s income and account history.

We have policies and procedures to ensure that certain conditions are met before an AllianceBernstein affiliated company may use information obtained from another affiliate to solicit clients for marketing purposes.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

1345 Avenue of the Americas

New York, NY 10105

800.221.5672

GHI-0152-0912

ITEM 2.	CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant’s code of ethics is filed herewith as Exhibit 12(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in
2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Directors has determined that independent directors Garry L. Moody and William H. Foulk, Jr. qualify as audit committee financial experts.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this
Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (a) (1)	Code of Ethics that is subject to the disclosure of Item 2 hereof

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global High Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	November 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	November 21, 2012

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	November 21, 2012